June 24, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Form N-CSR
     John Hancock Series Trust (the "Registrant") on behalf of:
     John Hancock Small Cap Growth Fund
     John Hancock Technology Fund
     John Hancock Real Estate Fund
     John Hancock 500 Index Fund
     John Hancock Focused Equity Fund
     John Hancock Multi Cap Growth Fund
     John Hancock Mid Cap Equity Fund

     File Nos. 2-75807; 811-3392

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrants Form N-CSR filing for the period ending April 26, 2004.

On June 15, 2004, the Board of Trustees voted to terminate John Hancock 500 Index Fund which had no assets, liabilities or shareholders. The financial statements presented herein reflect the position of the Fund prior to the liquidation of net assets and termination of the Fund.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1722.

Sincerely,


/s/Brian E. Langenfeld
Brian E. Langenfeld
Attorney and Assistant Secretary


ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
Small Cap Growth Fund

4.30.2004

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chairman, President and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 12

For your information
page 25


To Our Shareholders,

I am pleased to be writing to you as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC.

As you may know, John Hancock Financial Services, Inc. -- the parent company of John Hancock Funds -- was acquired by Manulife Financial Corporation on April 28, 2004. The merger combines two exceptionally strong companies into a single, integrated, global market leader whose scale and capital will create an industry pacesetter strengthening our company's leadership in markets around the world.

Although this change has no impact on the mutual funds you have invested in, it did bring with it some changes in the executive-level management of John Hancock Funds. Specifically, Maureen Ford Goldfarb has decided to step down as chairman, president and chief executive officer in order to pursue personal interests. Since her appointment in January 2000, Maureen has provided John Hancock Funds with strong leadership and steady guidance through several years of extremely turbulent market and industry conditions.

Effective May 12, 2004, I have also been appointed by your Board of Trustees to the roles of Trustee, President and Chief Executive Officer of your fund. I have been in the investment business for over 25 years, most recently as President of Retirement Services at John Hancock Financial Services. In that role, my responsibilities included developing and directing the sale of John Hancock's variable and fixed annuity businesses through a diverse distribution network of banks and broker-dealers -- including wirehouses, regional brokerage houses and financial planners.

Prior to joining John Hancock, I served as Co-Chief Executive Officer of MetLife Investors Group, a subsidiary of MetLife, Inc. In that capacity my responsibilities included the design, manufacture and distribution of MetLife's annuity and life insurance products sold through third-party channels.

Although there has been a change in executive-level management, the one thing that never wavers is John Hancock Funds' commitment to placing the needs of our shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of April 30, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation by
normally invest-
ing at least 80% of
its assets in stocks
of small-capital-
ization companies
(in the capital-
ization range of the
Russell 2000
Growth Index).

Over the last six months

* Improving economic conditions provided a lift to the stock market, which posted solid gains; however, small-cap growth stocks lagged the broader market.

* The Fund focused on sectors of the market that would benefit most from an economic recovery.

* Stock selection among health-care and technology stocks contributed positively to Fund performance, while consumer stocks detracted from results.

[Bar chart with heading "John Hancock Small Cap Growth Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2004." The chart is scaled in increments of 1% with 0% at the bottom and 3% at the top. The first bar represents the 2.21% total return for Class A. The second bar represents the 1.72% total return for Class B. The third bar represents the 1.85% total return for Class C. The fourth bar represents the 2.50% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 2.3%   Medicines Co. (The)
 2.1%   Avocent Corp.
 1.9%   Hyperion Solutions Corp.
 1.9%   Panera Bread Co.
 1.9%   Digital Insight Corp.
 1.9%   Multimedia Games, Inc.
 1.8%   Artisan Components, Inc.
 1.8%   Affiliated Managers Group, Inc.
 1.8%   ScanSource, Inc.
 1.8%   Cost Plus, Inc.

As a percentage of net assets on April 30, 2004.

BY ANURAG PANDIT, CFA, AND THOMAS P. NORTON, CFA, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Small Cap Growth Fund

U.S. stocks generally posted positive results for the six months ended April 30, 2004. The economic recovery that began in early 2003 continued to blossom, as job growth -- which had been the missing element in the recovery -- rebounded sharply toward the end of the period. Improving economic conditions, as well as a weaker U.S. dollar, led to robust corporate profit growth, which in turn pushed stock prices higher. The stock market posted especially strong gains in the first half of the period, ending 2003 with its best calendar-year performance in eight years. Although stocks continued to rise in early 2004, the market grew choppy during the last few months of the period in response to rising commodity prices (especially oil), concerns about terrorism and expectations of higher interest rates.

For the six-month period, the broad stock market, as measured by the Standard & Poor's 500 Index, gained 6.27%. Small-cap growth stocks led the market's strong advance in late 2003, but they suffered the largest declines in the latter part of the period and lagged the overall market. The Russell 2000 Growth Index returned 4.01%, trailing the 6.54% return of the broad Russell 2000 Index.

"U.S. stocks generally
 posted positive results
 for the six months
 ended April 30, 2004."

FUND PERFORMANCE

For the six months ended April 30, 2004, the John Hancock Small Cap Growth Fund's Class A, Class B, Class C and Class I shares posted total returns of 2.21%, 1.72%, 1.85% and 2.50%, respectively, at net asset value. By comparison, the average small-cap growth fund returned 1.71%, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

[Photos of Anurag Pandit and Thomas Norton flush right next to first paragraph.]

PORTFOLIO STRATEGY

In the past six months, we continued our emphasis on cyclical segments of the market that typically benefit the most from an improving economy. As a result, the Fund held overweighted positions in technology and consumer discretionary stocks, while underweighting defensive sectors such as consumer staples and financial services companies.

HEALTH CARE RECUPERATES

The best-performing segment of the portfolio was health care, which was also our second-largest sector weighting. Six of the top 10 contributors to performance came from this sector. Many of these top contributors were biotechnology stocks, which were among the better performers in the small-cap market, and our stock selection in this area was also very favorable.

The top performance contributor in the portfolio was OSI Pharmaceuticals, a biotechnology company. A clinical trial showed that Tarceva, a cancer drug developed by OSI in partnership with Genentech and Roche, extended the life of lung cancer patients. The success of the clinical trial catapulted OSI's stock to a gain of more than 150%.

"The best-performing seg-
 ment of the portfolio was
 health care, which was
 also our second-largest
 sector weighting."

Other health-care holdings in the portfolio that posted strong results included Impax Labora tories, a generic drug company, and Atrix Labs, which makes drug delivery systems. Both of these companies reported surprisingly strong profit growth during the period.

STOCK SELECTION HELPS IN TECHNOLOGY

Technology stocks, which made up the largest sector weighting in the portfolio, were one of the only segments of the small-cap market to post negative results during the period. Although the Fund's technology holdings also lost ground, our stock selection in this sector provided a boost to relative performance, mitigating some of the decline.

We focused on software companies, which we thought would benefit the most from a rebound in technology spending. We were also attracted to their relatively high profit margins and limited exposure to the rising costs of raw materials. One of the Fund's best performance contributors was Autodesk, which makes the leading software for drafting and building design. Successful product upgrades in 2003 provided a strong boost to Autodesk's profits, and its stock price rose sharply. We took profits and sold our stake.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Computers 20%, the second is Medical 20%, the third Retail 9%, the fourth Electronics 8%, and the fifth Banks -- United States 5%.]

Other strong performance contributors among the Fund's technology holdings included Scansource, which makes scanning devices for retailers, and Trimble Navigation, a maker of satellite-based navigation systems. Both companies produced earnings and revenue growth that exceeded the market's expectations.

CONSUMER STOCKS WEIGH ON PERFORMANCE

Consumer stocks were among the weaker performers in the portfolio during the period. In particular, the consumer discretionary sector -- a Fund overweight -- detracted the most from performance, in part because of poor stock selection.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 4-30-04." The chart is divided into two sections (from top to left): Common stocks 97% and Short-term investments & other 3%.]

One of the most significant performance detractors was Imax, which makes high-quality theater projection systems. Imax reported earnings and revenues that disappointed many investors, who punished the stock. We still like the company's prospects, especially the growth potential of its increasingly successful movie production business.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Evergreen Resources followed by an up arrow with the phrase "Benefited from rising prices and takeover speculation." The second listing is UTI Worldwide followed by an up arrow with the phrase "Strong air-freight growth boosted profits at logistics company." The third listing is XOMA followed by a down arrow with the phrase "Biotech firm lowered 2004 earnings forecast."]

Cost Plus, a specialty retailer, also contributed negatively to results. The home furnishings chain lowered its earnings forecast and reported disappointing sales growth.


OUTLOOK

After a series of extremes over the past decade -- the outsized gains of the late 1990s, the sharp declines from 2000 to 2002, and the strong rebound last year -- the stock market appears to be on track for a more "normal" year in 2004. The environment for stocks is generally positive, but the market faces some potential hurdles that could limit its upside.

"The environment for stocks
 is generally positive, but the
 market faces some potential
 hurdles that could limit
 its upside."

On the positive side, the economic expansion of the past year has been very supportive for business, and corporate profits continue to grow at a robust rate. In addition, stocks have historically performed well in a presidential election year.

However, there are two primary risks to the favorable outlook for stocks. The first is the possibility of rising interest rates, which increase the cost of capital for corporations. The other risk is higher oil and commodity prices, which may put pressure on profit margins in some segments of the economy, particularly the manufacturing sector.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

See the prospectus for the risks of investing in small-cap stocks.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

 A LOOK AT
PERFORMANCE

For the period ended
April 30, 2004
                              Class A      Class B      Class C      Class I 1
Inception date                8-22-91     10-26-87       6-1-98      12-7-99

Average annual returns with maximum sales charge (POP)
One year                        22.05%       22.48%       25.45%       29.41%
Five years                      -2.21%       -2.30%       -2.13%          --
Ten years                        7.47%        7.37%          --           --
Since inception                    --           --         0.68%       -7.98%

Cumulative total returns with maximum sales charge (POP)
Six months                      -2.87%       -3.28%       -0.20%        2.50%
One year                        22.05%       22.48%       25.45%       29.41%
Five years                     -10.55%      -10.97%      -10.22%          --
Ten years                      105.58%      103.66%          --           --
Since inception                    --           --         4.09%      -30.64%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge
(CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

1 For certain types of investors as described in the Fund's Class I share prospectus.

 GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in two separate indexes.

                                                      Russell
             Cum Value    Cum Value      Russell         2000
               of $10K      of $10K         2000       Growth
Plot Date     (No Load)     (w/Load)       Index        Index

4-30-94        $10,000       $9,500      $10,000      $10,000
5-31-94          9,781        9,294        9,831        9,706
10-31-94        10,656       10,125       10,117       10,265
4-30-95         11,458       10,887       10,661       10,796
10-31-95        14,338       13,624       11,973       12,379
4-30-96         16,671       15,840       14,178       15,044
10-31-96        16,242       15,432       13,961       14,029
4-30-97         15,204       14,446       14,186       13,006
10-31-97        20,034       19,036       18,056       16,999
4-30-98         21,543       20,469       20,201       18,690
10-31-98        17,201       16,344       15,918       14,303
4-30-99         22,970       21,826       18,332       17,985
10-31-99        26,561       25,237       18,285       18,491
4-30-00         34,869       33,131       21,708       23,629
10-31-00        32,321       30,710       21,468       21,480
4-30-01         25,422       24,156       21,088       17,756
10-31-01        20,997       19,950       18,741       14,714
4-30-02         22,275       21,165       22,496       16,243
10-31-02        16,670       15,839       16,573       11,540
4-30-03         16,842       16,002       17,825       12,426
10-31-03        21,169       20,114       23,760       16,913
4-30-04         21,636       20,558       25,314       17,592

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Index 1 and is equal to $25,314 as of April 30, 2004. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Small Cap Growth Fund, before sales charge, and is equal to $21,636 as of April 30, 2004. The third line represents the same value of the hypothetical $10,000 investment made in the John Hancock Small Cap Growth Fund, after sales charge, and is equal to $20,558 as of April 30, 2004. The fourth line represents Index 2 and is equal to $17,592 as of April 30, 2004.

                                    Class B 1    Class C 1    Class I 2
Period beginning                    4-30-94       6-1-98      12-7-99
Without sales charge                $20,366      $10,513       $6,936
With maximum sales charge           $20,366      $10,409       $6,936
Index 1                             $25,314      $13,403      $12,735
Index 2                             $17,592      $10,337       $8,207

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of April 30, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Index -- Index 1 -- is an unmanaged index composed of 2,000 U.S. small- capitalization stocks.

Russell 2000 Growth Index -- Index 2 -- is an unmanaged index that contains those securities from the Russell 2000 Index with a greater-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's Class I share prospectus.

 FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2004
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


ISSUER                                                                                         SHARES          VALUE
COMMON STOCKS 97.13%                                                                                     $793,862,529
(Cost $662,554,167)

Advertising 0.45%                                                                                           3,710,586
DoubleClick, Inc.*                                                                            459,800       3,710,586

Automobile/Trucks 1.30%                                                                                    10,654,904
BorgWarner, Inc.                                                                              130,033      10,654,904

Banks -- United States 5.42%                                                                               44,262,613
East-West Bancorp., Inc.                                                                      194,700      10,967,451
F.N.B. Corp.                                                                                  249,375       4,887,750
First National Bankshares of Florida                                                          249,375       4,590,994
Southwest Bancorp. of Texas, Inc.*                                                            210,150       8,546,801
Texas Regional Bancshares, Inc. (Class A)                                                     178,190       7,523,182
UCBH Holdings, Inc.                                                                           209,250       7,746,435

Building 0.11%                                                                                                874,000
Chicago Bridge & Iron Co. NV (NY Reg Shares) (Netherlands)                                     30,400         874,000

Business Services -- Misc. 1.70%                                                                           13,863,626
Advisory Board Co. (The)* +                                                                   201,350       6,968,724
Corrections Corp. of America*                                                                  23,950         872,738
Sotheby's Holdings, Inc. (Class A) *                                                          463,600       6,022,164

Chemicals 1.61%                                                                                            13,187,003
Airgas, Inc. +                                                                                595,350      13,187,003

Computers 20.41%                                                                                          166,817,051
ANSYS, Inc. *                                                                                 204,800       7,587,840
Avocent Corp.*                                                                                527,800      16,937,102
Blue Coat Systems, Inc. *                                                                      56,110       2,502,001
Digital Insight Corp.* +                                                                      799,100      15,422,630
Digital River, Inc.* +                                                                        189,850       4,888,638
Digitas, Inc. *                                                                               716,050       7,096,055
eResearch Technology, Inc.* +                                                                 225,225       7,090,083
F5 Networks, Inc.* +                                                                          255,872       6,499,149
FactSet Research Systems, Inc. +                                                              241,150       9,588,124
Hyperion Solutions Corp.* +                                                                   412,000      15,812,560
Informatica Corp.*                                                                            833,950       6,037,798
Itron, Inc.* +                                                                                425,800       9,103,604

See notes to
financial statements.


8


FINANCIAL STATEMENTS


ISSUER                                                                                         SHARES           VALUE
Computers (continued)
Macromedia, Inc.*                                                                             399,100      $8,221,460
Manhattan Associates, Inc.*                                                                    28,800         773,856
McDATA Corp. (Class A)* +                                                                     707,700       3,772,041
Openwave Systems, Inc. * +                                                                    307,420       2,619,218
Progress Software Corp.*                                                                      397,800       8,154,900
RadiSys Corp.*                                                                                549,420      10,257,671
SeaChange International, Inc. * +                                                             219,350       2,548,847
Verint Systems, Inc.*                                                                         362,150       9,727,349
Websense, Inc.* +                                                                             412,750      12,176,125

Consumer Products Misc. 1.91%                                                                              15,622,452
Jarden Corp. *                                                                                111,550       4,149,660
Select Comfort Corp.* +                                                                       473,300      11,472,792

Containers 0.95%                                                                                            7,744,966
Crown Holdings, Inc.*                                                                         917,650       7,744,966

Diversified Operations 1.02%                                                                                8,314,845
ESCO Technologies, Inc.                                                                       172,150       8,314,845

Electronics 8.16%                                                                                          66,692,526
Advanced Energy Industries, Inc.*                                                              63,700         843,388
Artisan Components, Inc.* +                                                                   641,100      15,001,740
Engineered Support Systems, Inc.                                                              175,550       8,536,997
FEI Co.*                                                                                      382,900       7,650,342
LTX Corp.* +                                                                                  871,550       9,526,042
Microsemi Corp.*                                                                              226,000       2,456,620
Semtech Corp.*                                                                                298,100       6,266,062
Skyworks Solutions, Inc.* +                                                                   630,400       5,396,224
Trimble Navigation Ltd.* +                                                                    439,725      11,015,111

Finance 1.81%                                                                                              14,829,150
Affiliated Managers Group, Inc.* +                                                            304,500      14,829,150

Insurance 0.55%                                                                                             4,516,232
Arch Capital Group Ltd.*                                                                      112,400       4,516,232

Leisure 3.21%                                                                                              26,190,719
Imax Corp. (Canada)* +                                                                        935,350       4,647,754
Leapfrog Enterprises, Inc.* +                                                                  38,250         822,758
Multimedia Games, Inc. * +                                                                    681,500      15,183,820
Shuffle Master, Inc.* +                                                                       169,050       5,536,387

Machinery 1.66%                                                                                            13,582,115
Graco, Inc.                                                                                   271,500       7,656,300
Hydril Co.*                                                                                   232,750       5,925,815

Media 2.09%                                                                                                17,110,025
Cumulus Media, Inc. (Class A)*                                                                506,750      10,651,885
Macrovision Corp.*                                                                            383,500       6,458,140

See notes to
financial statements.


9


FINANCIAL STATEMENTS


ISSUER                                                                                         SHARES           VALUE
Medical 20.31%                                                                                           $166,022,354
Allscripts Healthcare Solutions, Inc.*                                                        430,650       4,052,417
American Medical Systems Holdings, Inc.*                                                      240,100       6,232,996
Applera Corp.*                                                                                574,600       6,774,534
Atrix Laboratories, Inc.* +                                                                   470,400      14,187,264
Caliper Life Sciences, Inc*                                                                 1,272,457       8,550,911
Ciphergen Biosystems, Inc.*                                                                   428,750       3,142,738
Eyetech Pharmaceuticals, Inc. *                                                                 7,130         254,898
Gen-Probe, Inc. *                                                                             358,850      11,964,059
ILEX Oncology, Inc.*                                                                           70,900       1,644,171
Impax Laboratories, Inc. * +                                                                  490,550      10,208,345
Integra LifeSciences Holdings* +                                                              172,850       5,531,200
K-V Pharmaceutical Co.(Class A)*                                                              267,550       6,426,551
Kyphon, Inc. *                                                                                366,200       9,191,620
Medicines Co. (The)* +                                                                        571,230      18,684,933
NPS Pharmaceuticals, Inc.* +                                                                  334,450       8,377,972
OSI Pharmaceuticals, Inc.* +                                                                  159,700      11,784,263
Renal Care Group, Inc.* +                                                                     130,000       6,432,400
Respironics, Inc.*                                                                            133,150       6,978,391
VISX, Inc.*                                                                                   514,300      11,258,027
XOMA Ltd.* +                                                                                1,968,600       8,445,294
ZymoGenetics, Inc.* +                                                                         372,200       5,899,370

Oil & Gas 5.21%                                                                                            42,577,657
Evergreen Resources, Inc.* +                                                                  133,608       5,361,689
Remington Oil & Gas Corp.*                                                                    432,100       9,462,990
Todco (Class A) *                                                                             615,250       9,105,700
Unit Corp. * +                                                                                318,050       8,984,912
W-H Energy Services, Inc.* +                                                                  525,700       9,662,366

Retail 9.04%                                                                                               73,853,381
Aeropostale, Inc. *                                                                           371,025       8,158,840
CLACOR, Inc.                                                                                  163,500       7,197,270
Cost Plus, Inc.* +                                                                            395,200      14,306,240
Hot Topic, Inc.* +                                                                            377,825       8,410,384
Pacific Sunwear of California, Inc.*                                                          244,500       5,249,415
Panera Bread Co.*                                                                             385,950      15,773,776
ScanSource, Inc.*                                                                             267,200      14,757,456

Telecommunications 4.07%                                                                                   33,271,323
Advanced Fibre Communications, Inc.* +                                                        303,850       5,074,295
Andrew Corp.* +                                                                               563,550       9,552,172
Crown Castle International Corp.*                                                             555,150       7,744,343
Tekelec*                                                                                      653,900      10,900,513

Transportation 3.74%                                                                                       30,588,743
AirTran Holdings, Inc.* +                                                                     597,000       7,289,370
Forward Air Corp.*                                                                            235,650       7,842,432

See notes to
financial statements.


10


FINANCIAL STATEMENTS


ISSUER                                                                                         SHARES           VALUE
Transportation (coninued)
Northwest Airlines Corp.* +                                                                   401,150      $3,770,810
UTI Worldwide, Inc. (Virgin Islands)                                                          255,100      11,686,131

Waste Disposal Service & Equip 2.40%                                                                       19,576,258
Stericycle, Inc.* +                                                                           194,550       9,303,381
Waste Connections, Inc.*                                                                      255,100      10,272,877


                                                                            INTEREST      PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                          RATE          (000S OMITTED)        VALUE
SHORT-TERM INVESTMENTS 31.71%                                                                            $259,168,953
(Cost $259,168,953)

Joint Repurchase Agreement 3.44%
Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. --
Dated 04-30-04, due 05-03-04 (Secured by
U.S. Treasury Inflation Indexed Bond 3.875%,
due 04-15-29, and U.S. Treasury Inflation
Indexed Note 3.000%, due 07-15-12)                                          0.930%            $28,094      28,094,000


                                                                                          SHARES
Cash Equivalents 28.27%
AIM Cash Investment Trust**                                                               231,074,953     231,074,953

TOTAL INVESTMENTS 128.84%                                                                              $1,053,031,482

TOTAL ASSETS AND LIABILITIES, NET (28.84%)                                                              ($235,683,596)

TOTAL NET ASSETS 100.00%                                                                                 $817,347,886

 + All or a portion of this security is on loan as of April 30, 2004.

 * Non-income-producing security.

** Represents investment of securities lending collateral.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2004
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $921,723,120)
including $220,544,052 of securities loaned                    $1,053,031,482
Cash                                                                       49
Receivable for investments sold                                    14,262,408
Receivable for shares sold                                             18,176
Dividends and interest receivable                                     124,746
Other assets                                                          271,820

Total assets                                                    1,067,708,681

LIABILITIES
Payable for investments purchased                                  17,025,098
Payable for shares repurchased                                        880,584
Payable for securities on loan                                    231,074,953
Payable to affiliates
Management fees                                                       527,734
Distribution and service fees                                          29,309
Other                                                                 512,795
Other payables and accrued expenses                                   310,322

Total liabilities                                                 250,360,795

NET ASSETS
Capital paid-in                                                 1,101,708,870
Accumulated net realized loss on investments                     (409,914,746)
Net unrealized appreciation of investments                        131,308,362
Accumulated net investment loss                                    (5,754,600)

Net assets                                                       $817,347,886

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($494,980,970 [DIV] 56,263,096 shares)                          $8.80
Class B ($202,178,724 [DIV] 26,260,545 shares)                          $7.70
Class C ($20,164,179 [DIV] 2,619,953 shares)                            $7.70
Class I ($100,024,013 [DIV] 11,086,614 shares)                          $9.02

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($8.80 [DIV] 95%)                                             $9.26
Class C ($7.70 [DIV] 99%)                                               $7.78


1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
April 30, 2004
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends                                                          $1,200,045
Securities lending                                                    375,354
Interest                                                               72,578

Total investment income                                             1,647,977

EXPENSES
Investment management fees                                          3,210,595
Class A distribution and service fees                                 630,272
Class B distribution and service fees                               1,175,262
Class C distribution and service fees                                 110,250
Class A, B and C transfer agent fees                                1,884,947
Class I transfer agent fees                                            23,710
Accounting and legal services fees                                    128,424
Custodian fees                                                         69,988
Registration and filing fees                                           34,203
Printing                                                               30,327
Professional fees                                                      26,763
Miscellaneous                                                          24,369
Trustees' fees                                                         19,099
Securities lending fees                                                 9,217
Interest                                                                  105

Total expenses                                                      7,377,531
Less expense reductions                                               (97,093)

Net expenses                                                        7,280,438

Net investment loss                                                (5,632,461)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain on investments                                   69,805,087
Change in net unrealized appreciation (depreciation)
of investments                                                    (45,620,256)

Net realized and unrealized gain                                   24,184,831

Increase in net assets from operations                            $18,552,370

1 Semiannual period from 11-1-03 through 4-30-04.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                YEAR        PERIOD
                                               ENDED         ENDED
                                            10-31-03       4-30-04 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                     ($12,414,464)  ($5,632,461)
Net realized gain                          1,999,167    69,805,087
Change in net unrealized
appreciation (depreciation)              200,534,762   (45,620,256)

Increase in net assets
resulting from operations                190,119,465    18,552,370
From Fund share transactions            (221,754,034)  (60,619,052)

NET ASSETS
Beginning of period                      891,049,137   859,414,568

End of period 2                         $859,414,568  $817,347,886

1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

2 Includes accumulated net investment loss of $122,139 and $5,754,600, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                10-31-99 1  10-31-00 1  10-31-01 1  10-31-02 1  10-31-03     4-30-04 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                            $8.41      $12.65      $13.70       $8.54       $6.78       $8.61
Net investment loss 3                          (0.12)      (0.14)      (0.09)      (0.09)      (0.10)      (0.05)
Net realized and unrealized
gain (loss) on investments                      4.59        2.70       (4.51)      (1.67)       1.93        0.24
Total from
investment operations                           4.47        2.56       (4.60)      (1.76)       1.83        0.19
Less distributions
From net realized gain                         (0.23)      (1.51)      (0.56)         --          --          --
Net asset value,
end of period                                 $12.65      $13.70       $8.54       $6.78       $8.61       $8.80
Total return 4 (%)                             54.41       21.69      (35.04)     (20.61)      26.99        2.21 5,6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                   $267      $1,000        $684        $553        $498        $495
Ratio of expenses
to average net assets (%)                       1.34        1.28        1.41        1.50        1.69        1.55 7
Ratio of adjusted expenses
to average net assets 8 (%)                       --          --          --          --          --        1.58 7
Ratio of net investment loss
to average net assets (%)                      (1.17)      (0.88)      (0.85)      (1.10)      (1.36)      (1.16) 7
Portfolio turnover (%)                           104         104 9        82          64         109 9        31

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS B SHARES

PERIOD ENDED                                10-31-99 1  10-31-00 1  10-31-01 1  10-31-02 1   10-31-03    4-30-04 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                            $7.81      $11.64      $12.38       $7.62       $6.00       $7.57
Net investment loss 3                          (0.18)      (0.23)      (0.15)      (0.14)      (0.13)      (0.07)
Net realized and unrealized
gain (loss) on investments                      4.24        2.48       (4.05)      (1.48)       1.70        0.20
Total from
investment operations                           4.06        2.25       (4.20)      (1.62)       1.57        0.13
Less distributions
From net realized gain                         (0.23)      (1.51)      (0.56)         --          --          --
Net asset value,
end of period                                 $11.64      $12.38       $7.62       $6.00       $7.57       $7.70
Total return 4 (%)                             53.31       20.79      (35.57)     (21.26)      26.17        1.72 5,6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                   $478        $949        $457        $261        $251        $202
Ratio of expenses
to average net assets (%)                       2.03        2.03        2.16        2.25        2.44        2.30 7
Ratio of adjusted expenses
to average net assets 8 (%)                       --          --          --          --          --        2.33 7
Ratio of net investment loss
to average net assets (%)                      (1.87)      (1.62)      (1.59)      (1.85)      (2.11)      (1.92) 7
Portfolio turnover (%)                           104         104 9        82          64         109 9        31

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

PERIOD ENDED                                10-31-99 1  10-31-00 1  10-31-01 1  10-31-02 1  10-31-03     4-30-04 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                            $7.81      $11.62      $12.36       $7.61       $6.00       $7.56
Net investment loss 3                          (0.19)      (0.22)      (0.15)      (0.14)      (0.13)      (0.07)
Net realized and unrealized
gain (loss) on investments                      4.23        2.47       (4.04)      (1.47)       1.69        0.21
Total from
investment operations                           4.04        2.25       (4.19)      (1.61)       1.56        0.14
Less distributions
From net realized gain                         (0.23)      (1.51)      (0.56)         --          --          --
Net asset value,
end of period                                 $11.62      $12.36       $7.61       $6.00       $7.56       $7.70
Total return 4 (%)                             53.05       20.83      (35.54)     (21.16)      26.00        1.85 5,6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                     $4         $33         $24         $23         $23         $20
Ratio of expenses
to average net assets (%)                       2.09        2.02        2.16        2.25        2.44        2.30 7
Ratio of adjusted expenses
to average net assets 8 (%)                       --          --          --          --          --        2.33 7
Ratio of net investment loss
to average net assets (%)                      (1.94)      (1.62)      (1.59)      (1.85)      (2.11)      (1.92) 7
Portfolio turnover (%)                           104         104 9        82          64         109 9        31

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS I SHARES

PERIOD ENDED                                10-31-00 1,10  10-31-01 1  10-31-02 1  10-31-03     4-30-04 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $13.55         $13.75       $8.62       $6.88       $8.80
Net investment loss 3                          (0.07)         (0.03)      (0.05)      (0.05)      (0.02)
Net realized and unrealized
gain (loss) on investments                      0.27          (4.54)      (1.69)       1.97        0.24
Total from
investment operations                           0.20          (4.57)      (1.74)       1.92        0.22
Less distributions
From net realized gain                            --          (0.56)         --          --          --
Net asset value,
end of period                                 $13.75          $8.62       $6.88       $8.80       $9.02
Total return 4 (%)                              1.48 5       (34.68)     (20.19)      27.91        2.50 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                    $17            $63         $54         $87        $100
Ratio of expenses
to average net assets (%)                       0.86 7         0.87        0.95        0.95        0.88 7
Ratio of net investment loss
to average net assets (%)                      (0.47) 7       (0.31)      (0.55)      (0.62)      (0.49) 7
Portfolio turnover (%)                           104 9           82          64         109 9        31


 1 Audited by previous auditor.

 2 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

 3 Based on the average of the shares outstanding.

 4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 5 Not annualized.

 6 Total return would have been lower had certain expenses not been reduced during the period shown.

 7 Annualized.

 8 Does not take into consideration expense reductions during the period shown.

 9 Excludes merger activity.

10 Class I shares began operations on 12-7-99.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Small Cap Growth Fund (the "Fund") is a diversified series of John Hancock Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2004.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On April 30, 2004, the Fund loaned securities having a market value of $220,544,052 collateralized by cash in the amount of $231,074,953. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $477,317,984 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2008 -- $332,423, October 31, 2009 -- $223,293,652 and October 31, 2010 -- $253,691,909. Availability of
a certain amount of loss carryforward, which was acquired on September 26, 2003, in a merger, may be limited in a given year.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $1,500,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $1,500,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2004, JH Funds received net up-front sales charges of $136,819 with regard to sales of Class A shares. Of this amount, $17,628 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $83,336 was paid as sales commissions to unrelated broker-dealers and $35,855 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2004, JH Funds received net up-front sales charges of $3,683 with regard to sales of Class C shares. Of this amount, $3,559 was paid as sales commissions to unrelated broker-dealers and $124 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2004, CDSCs received by JH Funds amounted to $195,030 for Class B shares and $1,535 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class' average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I average daily net asset value. Signature Services reduced the transfer agent fee for Class A, Class B and Class C shares by $97,093 during the period ended April 30, 2004. Signature Services reserves the right to terminate this limitation in the future.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average daily net asset value of the Fund. The Fund also paid the Adviser the amount of $544 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, issued in reorganization and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                 YEAR ENDED 10-31-03          PERIOD ENDED 4-30-04 1
                              SHARES          AMOUNT        SHARES          AMOUNT
CLASS A SHARES
Sold                      13,861,529    $101,156,160     6,346,566     $56,477,465
Repurchased              (37,497,362)   (266,515,761)   (7,936,626)    (70,796,148)
Net decrease             (23,635,833)  ($165,359,601)   (1,590,060)   ($14,318,683)

CLASS B SHARES
Sold                       3,521,022     $22,557,959     1,500,421     $11,768,024
Repurchased              (13,883,677)    (88,812,267)   (8,362,098)    (65,299,469)
Net decrease             (10,362,655)   ($66,254,308)   (6,861,677)   ($53,531,445)

CLASS C SHARES
Sold                         703,554      $4,414,544       146,329      $1,143,514
Repurchased               (1,560,139)     (9,551,109)     (582,735)     (4,546,127)
Net decrease                (856,585)    ($5,136,565)     (436,406)    ($3,402,613)

CLASS I SHARES 1
Sold                       3,437,726     $24,897,723     2,353,323     $21,709,748
Issued in reorganization     453,087       3,665,651            --              --
Repurchased               (1,821,774)    (13,566,934)   (1,196,298)    (11,076,059)
Net increase               2,069,039     $14,996,440     1,157,025     $10,633,689

NET DECREASE             (32,786,034)  ($221,754,034)   (7,731,118)   ($60,619,052)

1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.


NOTE D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2004, aggregated $262,046,503 and $344,997,128, respectively.

The cost of investments owned on April 30, 2004, including short-term investments, for federal income tax purposes, was $923,015,601. Gross unrealized appreciation and depreciation of investments aggregated $170,110,929 and $40,095,048, respectively, resulting in net unrealized appreciation of $130,015,881. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

NOTE E
Reorganization

On September 24, 2003, the shareholders of the John Hancock Focused Small Cap Growth Fund ("Focused Small Cap Growth Fund") approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Focused Small Cap Growth Fund in exchange solely for Class I shares of the Fund. The acquisition was accounted for as a tax-free exchange of 453,087 Class I shares of the Fund for the net asset value of the Focused Small Cap Growth Fund, which amounted to $3,665,651, including

$523,408 of unrealized appreciation of investments, after the close of business on September 26, 2003.

FOR YOUR
INFORMATION


TRUSTEES

James F. Carlin
William H. Cunningham
Ronald R. Dion
Charles L. Ladner*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,
USMC (Ret.)
John P. Toolan*

*Members of the Audit Committee

OFFICERS

James A. Shepherdson
President
and Chief Executive Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service
representatives                   1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                          1-800-225-5291

On the Fund's Web site            www.jhfunds.com/proxy

On the SEC's Web site             www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Small Cap Growth Fund.


600SA  4/04
       6/04

 JOHN HANCOCK
Technology Fund

4.30.2004

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chairman, President and Chief Executive Officer, flush left next to first paragraph.]


WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 14

For your information
page 29


To Our Shareholders,

I am pleased to be writing to you as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC.

As you may know, John Hancock Financial Services, Inc. -- the parent company of John Hancock Funds -- was acquired by Manulife Financial Corporation on April 28, 2004. The merger combines two exceptionally strong companies into a single, integrated, global market leader whose scale and capital will create an industry pacesetter strengthening our company's leadership in markets around the world.

Although this change has no impact on the mutual funds you have invested in, it did bring with it some changes in the executive-level management of John Hancock Funds. Specifically, Maureen Ford Goldfarb has decided to step down as chairman, president and chief executive officer in order to pursue personal interests. Since her appointment in January 2000, Maureen has provided John Hancock Funds with strong leadership and steady guidance through several years of extremely turbulent market and industry conditions.

Effective May 12, 2004, I have also been appointed by your Board of Trustees to the roles of Trustee, President and Chief Executive Officer of your fund. I have been in the investment business for over 25 years, most recently as President of Retirement Services at John Hancock Financial Services. In that role, my responsibilities included developing and directing the sale of John Hancock's variable and fixed annuity businesses through a diverse distribution network of banks and broker-dealers -- including wirehouses, regional brokerage houses and financial planners.

Prior to joining John Hancock, I served as Co-Chief Executive Officer of MetLife Investors Group, a subsidiary of MetLife, Inc. In that capacity my responsibilities included the design, manufacture and distribution of MetLife's annuity and life insurance products sold through third-party channels.

Although there has been a change in executive-level management, the one thing that never wavers is John Hancock Funds' commitment to placing the needs of our shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of April 30, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term growth
of capital by
normally invest-
ing at least 80%
of its assets in
stocks of U.S. and
foreign technology
companies.

Over the last six months

* After dominating the market in 2003, tech stocks retreated and posted disappointing returns.

* Holdings in semiconductor equipment makers detracted from the Fund's performance as fears rose over potentially slack demand if interest rates rise.

* The Fund's best performers emerged from a variety of industry subsectors.

[Bar chart with heading "John Hancock Technology Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2004." The chart is scaled in increments of 5% with -15% at the bottom and 0% at the top. The first bar represents the -12.99% total return for Class
A. The second bar represents the -13.24% total return for Class B. The third bar represents the -13.24% total return for Class C. The fourth bar represents the -12.44% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 4.4%   Dell, Inc.
 4.1%   Cisco Systems, Inc.
 3.9%   Mercury Interactive Corp.
 3.3%   Applied Materials, Inc.
 3.3%   Flextronics International Ltd.
 3.3%   Microsoft Corp.
 3.1%   eBay, Inc.
 2.7%   AT&T Wireless Services, Inc.
 2.7%   KLA-Tencor Corp.
 2.6%   Cypress Semiconductor Corp.

As a percentage of net assets on April 30, 2004.

BY BARRY J. GORDON, MARC H. KLEE, AND ALAN J. LOEWENSTEIN, CFA,
PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Technology Fund

After enjoying extremely strong gains in 2003, technology stocks retreated during the six-month period that ended April 30, 2004. The Nasdaq Composite Index, a closely watched broad indicator with a heavy exposure to tech stocks, returned -0.42% for the period. By comparison, less tech-laden indexes -- the Dow Jones Industrial and the Standard & Poor's 500 -- rose 5.46% and 6.27%, respectively.

Tech stocks posted strong gains from the beginning of the period through mid-January 2004, during an "economic anticipatory" period in which the market focused more on the potential profitability of companies than it did on their actual financial results. But by March 2004, a new phase took hold, with investors demanding that companies demonstrate that achievable profitability and potential growth, especially in light of the prospects for higher interest rates. Fortunately, many tech companies did just that and rewarded investors with stronger earnings and sales results. Unfortunately, good financial results were often overwhelmed by the selling of tech stocks by "momentum" investors, who stopped chasing the sector as they began adjusting expectations for cyclical strength downward from excess levels. Valuations of many tech stocks also were of concern, especially given their very strong performance in the prior year. April was a particularly difficult month for tech stocks. That's when a surprisingly strong jobs number fueled fears of higher interest rates and potentially slower economic growth down the road.

"After enjoying extremely
 strong gains in 2003,
 technology stocks
 retreated during the
 six-month period that
 ended April 30, 2004."

FUND PERFORMANCE

For the six-month period ended April 30, 2004, John Hancock Technology Fund's Class A, Class B, Class C and Class I shares posted total returns of -12.99%, -13.24%, -13.24% and -12.44%, respectively, at net asset value. Those returns lagged the -4.43%
return of the average science and technology fund, according to Lipper, Inc.1 and the -6.52% return of the Russell 3000 Technology Index. Keep in mind that your net asset value will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

[Photos of Barry Gordon, Marc Klee, and Alan Loewenstein flush right next to first paragraph.]

The primary reason for the Fund's underperformance relative to its Lipper peer group average was our substantial position in makers of semiconductor equipment, including Applied Materials, KLA-Tencor and MKS Instruments. Throughout most of 2003, this group soared dramatically higher -- as it typically does during periods when investors are anticipating economic recovery -- but lost its edge in the first four months of 2004. Although the underlying business and financial fundamentals of the industry remained extremely robust, investors began to fear that higher interest rates would stall economic growth and, ultimately, slow the demand for semiconductors. Even though many chip equipment companies continued to beat expectations, the market started discounting the possibility of a future slowdown. The decline in semiconductor equipment makers also pulled down other suppliers to the chip industry, such as Amkor Technology, a provider of chip packaging and testing services. Fears of slowing growth rates also caused the stocks of many semiconductor chipmakers to disappoint, including Cypress Semiconductor and Intel, despite continued strong fundamentals.

"The primary reason for the
 Fund's underperformance
 ...was our substantial
 position in makers of semi-
 conductor equipment..."

LEADERS

The largest positive contributor to the Fund's performance during the period was our stake in AT&T Wireless Services. As we had anticipated, consolidation among wireless service companies was inevitable, and our holdings in AT&T Wireless posted strong gains in response to news that Cingular was acquiring the company. Another winner was Autodesk, Inc., which is a leading design software and digital content company used by customers in the building, manufacturing, infrastructure, digital media and wireless data services fields. We also enjoyed good results from our holdings in eBay, which continued to surprise investors with better-than-expected financial results. Earnings at the world's largest online auctioneer nearly doubled during the first calendar quarter of 2004 and sales jumped nearly 60%. The company credited international growth for much of the gains, along with an energized U.S. customer base following a strong Christmas. Shares of security-software maker Network Associates, known for its McAfee anti-virus and computer security products, posted good returns for the period as the demand for anti-virus software grew. Networking group leader Cisco Systems also reported better-than-expected results for its latest quarter due to growth in orders from businesses and service providers. Singapore-based contract manufacturer Flextronics International posted results that came in above analysts' expectations, buoyed by stronger-than-expected demand from cell phone makers and improved sales to telecommunications customers.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Electronics -- Semiconductor components 23%, the second is Computer -- Software 23%, the third Computer -- Memory devices 8%, the fourth Computer -- Micro/macro 7% and the fifth Telecom -- Equipment 7%.]

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 4-30-04." The chart is divided into two sections (from top to left): Common stocks 97%, and Short-term investments & other 3%.]

OUTLOOK

We continue to believe that the technology cycle is still intact as the world economy recovers, and we remain cautiously optimistic about the prospects for tech stocks themselves. Granted, higher interest rates are likely to put some pressure on tech stock price-to-earnings ratios, but not enough to offset the benefits of what we believe will be attractive earnings gains stemming from stronger economic growth. Spending for technology, which has been led by consumers, is now being aided by increased profitability in the corporate sector and the resulting increase in capital spending. Earnings results for the first quarter of 2004 showed solid increases when compared with last year and also were generally better than one might expect on a seasonal basis. Expectations for the rest of the year continue to be positive, and we've positioned the portfolio to benefit from companies that enjoy improving operating margins. We believe that these higher margins can be sustained for a longer period than normal because of the belt-tightening the tech sector undertook over the last three years, and because revenue trends remain favorable. So far this year, many large-cap stocks have underperformed, but we think many of these companies will show better performance in the second half of 2004. We have generally maintained our exposure to these names, and as we proceed through the year, we expect to make a greater commitment to them.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is AT&T Wireless Services followed by an up arrow with the phrase "Bid from Cingular boosts price." The second listing is Flextronics followed by an up arrow with the phrase "Demand for contract manufacturing improves." The third listing is Cypress Semiconductor followed by a down arrow with the phrase "Feared slowdown in semiconductor chip demand."]

"We continue to believe
 that the technology cycle
 is still intact as the world
 economy recovers..."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

 A LOOK AT
PERFORMANCE

For the period ended
April 30, 2004

                              Class A      Class B      Class C      Class I 1
Inception date                1-13-83       1-3-94       3-1-99       3-1-01

Average annual returns with maximum sales charge (POP)
One year                        16.32%       16.26%       18.86%       27.30%
Five years                     -15.76%      -15.80%      -15.65%          --
Ten years                        4.35%        4.29%          --           --
Since inception                    --           --       -12.29%      -18.84%

Cumulative total returns with maximum sales charge (POP)
Six months                     -17.28%      -17.58%      -15.06%      -12.44%
One year                        16.32%       16.26%       18.86%       27.30%
Five years                     -57.57%      -57.68%      -57.30%          --
Ten years                       53.03%       52.17%          --           --
Since inception                    --           --       -49.18%      -48.35%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge
(CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

1 For certain types of investors as described in the Fund's Class I share prospectus.

 GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in two separate indexes.

             Cum Value    Cum Value                 Russell 3000
               of $10K      of $10K      S&P 500      Technology
Plot Date     (No Load)     (w/Load)       Index           Index

4-30-94        $10,000       $9,500      $10,000         $10,000
5-31-94          9,694        9,208       10,164          10,216
10-31-94        11,095       10,539       10,633          11,493
4-30-95         12,706       12,069       11,747          13,816
10-31-95        16,411       15,589       13,445          17,086
4-30-96         17,328       16,459       15,295          18,360
10-31-96        16,737       15,898       16,684          19,341
4-30-97         17,036       16,182       19,140          22,057
10-31-97        20,404       19,381       22,042          26,779
4-30-98         23,230       22,066       27,000          31,918
10-31-98        21,211       20,147       26,890          33,385
4-30-99         36,068       34,259       32,892          47,019
10-31-99        45,197       42,931       33,792          56,739
4-30-00         70,124       66,608       36,223          83,469
10-31-00        56,665       53,824       35,850          71,287
4-30-01         33,473       31,795       31,524          41,669
10-31-01        20,199       19,186       26,922          30,945
4-30-02         19,093       18,136       27,544          28,779
10-31-02        11,542       10,964       22,855          21,428
4-30-03         13,177       12,517       23,879          23,415
10-31-03        18,516       17,588       27,609          31,370
4-30-04         16,111       15,303       29,341          29,733

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Index 2 and is equal to $29,733 as of April 30, 2004. The second line represents Index 1 and is equal to $29,341 as of April 30, 2004. The third line represents the value of the hypothetical $10,000 investment made in the John Hancock Technology Fund, before sales charge, and is equal to $16,111 as of April 30, 2004. The fourth line represents the value of the same hypothetical investment made in the John Hancock Technology Fund, after sales charge, and is equal to $15,303 as of April 30, 2004.

                                    Class B 1    Class C 1    Class I 2
Period beginning                    4-30-94       3-1-99       3-1-01
Without sales charge                $15,217       $5,133       $5,165
With maximum sales charge           $15,217       $5,082       $5,165
Index 1                             $29,341       $9,653       $9,385
Index 2                             $29,733       $6,852       $7,164

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of April 30, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor's 500 Index -- Index 1 -- is an unmanaged index that includes 500 widely traded common stocks.

Russell 3000 Technology Index -- Index 2 -- is an unmanaged index of technology sector stocks in the Russell 3000 Index, which represents the 3,000 largest U.S. companies based on total market capitalization.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's Class I share prospectus.

 FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2004
(unaudited)

This schedule is divided into four main categories: common stocks, preferred stocks, bonds and short-term investments. The stocks and bonds are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


ISSUER                                                                                         SHARES           VALUE
COMMON STOCKS 96.74%                                                                                     $424,043,625
(Cost $411,873,027)

Computer -- Internet Security 3.13%                                                                        13,708,977
Network Associates, Inc.* +                                                                   498,450       7,815,696
RSA Security, Inc.*                                                                           275,800       4,418,316
Symantec Corp.*                                                                                24,900       1,121,745
WatchGuard Technologies, Inc.*                                                                 50,750         353,220

Computer -- Internet Services 5.35%                                                                        23,448,460
eBay, Inc.* +                                                                                 171,250      13,669,175
First Internet Bank of Indiana (r)                                                             14,369         689,712
InterActiveCorp.* +                                                                            99,600       3,174,252
Lionbridge Technologies, Inc.* +                                                              433,150       3,907,013
Yahoo!, Inc.* +                                                                                39,800       2,008,308

Computer -- Memory Devices 7.82%                                                                           34,256,435
Brocade Communications Systems, Inc.* +                                                       777,700       4,160,695
EMC Corp.*                                                                                  1,000,300      11,163,348
Seagate Technology (Cayman Islands) #                                                         325,000       4,065,750
VERITAS Software Corp.* +                                                                     149,400       3,984,498
Western Digital Corp.* +                                                                    1,346,800      10,882,144

Computer -- Micro / Macro 6.99%                                                                            30,639,259
Cray, Inc.* +                                                                                 505,400       3,133,480
Dell, Inc.*                                                                                   549,750      19,081,823
Hewlett-Packard Co.                                                                           427,612       8,423,956

Computer -- Networking 4.50%                                                                               19,730,173
Cisco Systems, Inc.*                                                                          850,550      17,750,978
Foundry Networks, Inc.*                                                                       175,150       1,979,195

Computer -- Services 2.52%                                                                                 11,061,480
Affiliated Computer Services, Inc. (Class A) * +                                               54,449       2,640,776
Gomez, Inc.* (r)                                                                                3,278          10,490
Unisys Corp.* +                                                                               645,450       8,410,214


See notes to
financial statements.


8


FINANCIAL STATEMENTS


ISSUER                                                                                         SHARES           VALUE
Computer -- Software 22.59%                                                                               $99,024,123
Autodesk, Inc.                                                                                313,650      10,507,275
BEA Systems, Inc.* +                                                                          801,300       9,142,833
Borland Software Corp.* +                                                                     350,100       2,888,325
Cadence Design Systems, Inc.* +                                                               254,200       3,258,844
Citrix Systems, Inc.*                                                                         351,650       6,698,932
Commercialware, Inc. (r)                                                                        1,000           3,300
Computer Associates International, Inc. +                                                     397,350      10,652,953
Mercury Interactive Corp.* +                                                                  400,250      17,030,638
Microsoft Corp.                                                                               550,000      14,283,500
Oracle Corp.*                                                                                 423,200       4,748,304
SAP A.G., American Depositary Receipt (ADR) (Germany)                                         159,366       5,941,164
SCO Group, Inc. (The)* +                                                                      139,450         884,113
SeeBeyond Technology Corp.*                                                                   700,000       2,674,000
Siebel Systems, Inc.*                                                                         739,500       7,602,060
SupportSoft, Inc.*                                                                            273,800       2,707,882

Electronics -- Components Misc. 4.61%                                                                      20,211,938
Flextronics International Ltd. (Singapore)* +                                                 900,250      14,494,025
Sanmina-SCI Corp.*                                                                            570,650       5,717,913

Electronics -- Semiconductor Components 22.95%                                                            100,612,895
Agere Systems, Inc. (Class A) * +                                                           2,320,500       5,244,330
Amkor Technology, Inc.* +                                                                     262,300       2,119,384
Applied Materials, Inc.*                                                                      800,300      14,589,469
ASML Holding N.V. (Netherlands) *                                                             529,850       8,239,168
Cypress Semiconductor Corp.* +                                                                825,200      11,528,044
Integrated Device Technology, Inc.*                                                           348,550       4,687,998
Intel Corp.                                                                                   399,650      10,282,995
KLA-Tencor Corp.* +                                                                           280,100      11,671,767
MEMC Electronic Materials, Inc.*                                                              518,800       4,134,836
Micron Technology, Inc.+                                                                      650,750       8,863,215
MKS Instruments, Inc.* +                                                                      280,600       5,393,132
Staktek Holdings, Inc.*                                                                        49,800         448,200
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (Taiwan) *                                1,182,237      11,266,719
Vitesse Semiconductor Corp.* +                                                                500,850       2,143,638

Fiber Optics 4.11%                                                                                         17,992,732
Aeroflex, Inc.* +                                                                             799,999      10,063,987
Corvis Corp.* +                                                                             2,066,100       3,223,116
Finisar Corp.* +                                                                            1,143,700       2,024,349
JDS Uniphase Corp.*                                                                           882,000       2,681,280

Medical -- Devices 0.01%                                                                                       49,180
SerOptix* (r)                                                                                 491,800          49,180

Telecom -- Cellular 2.69%                                                                                  11,809,313
AT&T Wireless Services, Inc.*                                                                 850,500      11,745,405
Linktone Ltd. (ADR) (China) * +                                                                 7,590          63,908

See notes to
financial statements.


9


FINANCIAL STATEMENTS


ISSUER                                                                                         SHARES           VALUE
Telecom -- Equipment 6.92%                                                                                $30,346,265
Advanced Fibre Communications, Inc.*                                                          224,000       3,740,800
Andrew Corp.* +                                                                               388,350       6,582,532
Atheros Communications+                                                                        39,830         562,798
Corning, Inc.* +                                                                              449,350       4,956,330
Ericsson (LM) Telefonaktiebolaget (ADR) (Sweden) +                                            248,898       6,638,110
Globecomm Systems, Inc.*                                                                      105,000         619,500
Globecomm Systems, Inc., Unit (Common Shares & Warrants) * (r)                                200,000       1,180,000
Inter-Tel, Inc.                                                                               184,250       4,410,945
Newpoint Technologies, Inc.* (r)                                                              160,000          40,000
Radyne ComStream, Inc.* (r)                                                                   175,000       1,615,250

Telecom -- Services 2.55%                                                                                  11,152,395
Crown Castle International Corp.*                                                             440,100       6,139,395
Primus Telecommunications Group, Inc.* +                                                      900,000       5,013,000


                                                                             CREDIT
ISSUER                                                                       RATING++          SHARES           VALUE
PREFERRED STOCKS 0.11%                                                                                       $462,586
(Cost $2,470,655)

Electronics 0.04%                                                                                             152,586
Silicon Genesis Corp., Ser C, Conv* (r)                                         CC-**         431,035         152,586

Medical -- Devices 0.07%                                                                                      300,000
SerOptix, Ser A* (r)                                                            CC-**         500,000         150,000
SerOptix, Ser B, Conv* (r)                                                      CC-**         500,000         150,000

Telecom -- Services 0.00%                                                                                      10,000
Convergent Networks, Inc., Ser D, Conv* (r)                                     CCC**         100,000          10,000


                                                                   INTEREST  CREDIT         PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                     RATE  RATING++   (000s OMITTED)          VALUE
BONDS 0.04%                                                                                                  $191,084
(Cost $481,858)

Computer -- Services 0.01%                                                                                     56,084
Gomez, Inc.,
Sr Sec Note 11-08-06 (r)                                              10.00%    CC**              $56          56,084

Transportation -- Air Freight 0.03%                                                                           135,000
Piedmont Aviation, Inc.,
Equip Tr Cert 1988 Ser F 03-28-09 (B)                                 10.35      D**              500         135,000

See notes to
financial statements.


10



                                                                   INTEREST                 PAR VALUE
ISSUER, MATURITY DATE                                                  RATE             (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS 37.06%                                                                            $162,446,433
(Cost $162,446,433)

Joint Repurchase Agreement 2.18%
Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. --
Dated 04-30-04, due 05-03-04 (Secured by
U.S. Treasury Inflation Indexed Bond, 3.875%
due 04-15-29 and U.S. Treasury Inflation
Indexed Note, 3.000% due 07-15-12)                                     0.93%                   $9,545       9,545,000


                                                                                           SHARES
Cash Equivalents 34.88%
AIM Cash Investment Trust***                                                              152,901,433     152,901,433

TOTAL INVESTMENTS 133.95%                                                                                $587,143,728

OTHER ASSETS AND LIABILITIES, NET (33.95%)                                                              ($148,822,011)

TOTAL INVESTMENTS 100.00%                                                                                $438,321,717


  * Non-income-producing security.

 ** Security rated internally by John Hancock Advisers, LLC.

*** Represents investment of securities lending collateral.

  + All or a portion of this security is on loan on April 30, 2004.

 ++ Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investors Service unless indicated otherwise.

  # All or a portion of this security is pledged as collateral for written call options.

(B) Non-income-producing issuer, filed for protection under the Federal Bankruptcy Code or is in default on interest payment.

(r) Direct placement securities are restricted to resale. They have been valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's by-laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is as follows:



                                                                               VALUE AS A
                                                                               PERCENTAGE               VALUE
                                                ACQUISITION    ACQUISITION      OF FUND'S               AS OF
ISSUER, DESCRIPTION                                    DATE           COST     NET ASSETS      APRIL 30, 2004
-------------------------------------------------------------------------------------------------------------
Commercialware, Inc. --
common stock                                       08-06-99     $1,000,000           0.00%             $3,300
Convergent Networks, Inc. --
preferred stock                                    09-22-00      1,635,000           0.00              10,000

See notes to
financial statements.


11


FINANCIAL STATEMENTS

Notes to Schedule of Investments (continued)

                                                                               VALUE AS A
                                                                               PERCENTAGE               VALUE
                                                ACQUISITION    ACQUISITION      OF FUND'S               AS OF
ISSUER, DESCRIPTION                                    DATE           COST     NET ASSETS      APRIL 30, 2004
-------------------------------------------------------------------------------------------------------------
First Internet Bank of Indiana --
common stock                                       02-07-00       $999,939           0.16%           $689,712
Globecomm Systems, Inc. --
unit common stock                                  12-31-03        900,000           0.27           1,180,000
Gomez, Inc. --
bond                                               07-23-01         56,084           0.01              56,084
common stock                                       09-10-02      2,177,612           0.00              10,490
Newpoint Technologies, Inc. --
common stock                                       03-24-98        480,000           0.01              40,000
Radyne ComStream, Inc. --
common stock                                       02-18-04      1,618,750           0.37           1,615,250
SerOptix --
common stock                                       01-12-98             50           0.01              49,180
preferred stock, Ser A                             01-12-98        500,000           0.03             150,000
preferred stock, Ser B                             04-05-00        666,667           0.03             150,000
Silicon Genesis Corp. --
preferred stock                                    09-05-00      3,000,004           0.04             152,586
Total                                                                                0.93%         $4,106,602

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

PORTFOLIO
CONCENTRATION

April 30, 2004
(unaudited)

This table shows
the percentages of
the Fund's invest-
ments aggregated
by various
countries.

                                     VALUE AS A PERCENTAGE
COUNTRY DIVERSIFICATION                      OF NET ASSETS
Cayman Islands                                        0.93%
China                                                 0.01
Germany                                               1.36
Netherlands                                           1.88
Singapore                                             3.31
Sweden                                                1.51
Taiwan                                                2.57
United States
Long Term                                            85.32
Short Term                                           37.06

Total Investments                                   133.95%

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2004
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $577,271,973)
including $144,966,278 of securities loaned                      $587,143,728
Cash                                                                      428
Receivable for investments sold                                     7,936,350
Receivable for shares sold                                             55,295
Interest receivable                                                    15,812
Other assets                                                          117,696

Total assets                                                      595,269,309

LIABILITIES
Payable for investments purchased                                   2,895,942
Payable for shares repurchased                                        331,732
Payable for written options (premiums received $77,997)                10,000
Payable for securities on loan                                    152,901,433
Payable to affiliates
Management fees                                                       222,652
Distribution and service fees                                          20,256
Other                                                                 343,393
Other payables and accrued expenses                                   222,184

Total liabilities                                                 156,947,592

NET ASSETS
Capital paid-in                                                 1,660,313,928
Accumulated net realized loss on investments
and written options                                            (1,227,790,396)
Net unrealized appreciation of investments
and written options                                                 9,939,752
Accumulated net investment loss                                    (4,141,567)

Net assets                                                       $438,321,717

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($244,918,918 [DIV] 73,049,225 shares)                          $3.35
Class B ($172,185,113 [DIV] 55,819,502 shares)                          $3.08
Class C ($21,208,463 [DIV] 6,874,876 shares)                            $3.08
Class I ($9,223 [DIV] 2,571 shares)                                     $3.59

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($3.35 [DIV] 95%)                                             $3.53
Class C ($3.08 [DIV] 99%)                                               $3.11

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
April 30, 2004
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends                                                          $1,372,828
Securities lending                                                    291,675
Interest                                                               51,961

Total investment income                                             1,716,464

EXPENSES
Investment management fees                                          2,038,434
Class A distribution and service fees                                 430,859
Class B distribution and service fees                               1,085,575
Class C distribution and service fees                                 129,786
Class A, B and C transfer agent fees                                1,926,937
Class I transfer agent fees                                                 2
Accounting and legal services fees                                     79,548
Printing                                                               32,443
Professional fees                                                      21,052
Custodian fees                                                         13,770
Miscellaneous                                                          13,205
Trustees' fees                                                         10,788
Securities lending fees                                                 7,171
Registration and filing fees                                            2,161
Interest                                                                  321

Total expenses                                                      5,792,052
Less expense reductions                                                  (560)

Net expenses                                                        5,791,492

Net investment loss                                                (4,075,028)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                                       (52,266,350)
Written options                                                       410,465
Change in net unrealized appreciation (depreciation) of
Investments                                                        (9,428,693)
Written options                                                      (323,096)

Net realized and unrealized loss                                  (61,607,674)

Decrease in net assets from operations                           ($65,682,702)

1 Semiannual period from 11-1-03 through 4-30-04.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during the
last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share
holders invested
in the Fund.

                                                     YEAR        PERIOD
                                                    ENDED         ENDED
                                                 10-31-03       4-30-04 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                          ($10,329,788)  ($4,075,028)
Net realized loss                            (188,898,814)  (51,855,885)
Change in net unrealized
appreciation (depreciation)                   403,182,242    (9,751,789)
Increase (decrease) in net assets
resulting from operations                     203,953,640   (65,682,702)
From Fund share transactions                  (24,190,859)  (32,526,216)

NET ASSETS
Beginning of period                           356,767,854   536,530,635

End of period 2                              $536,530,635  $438,321,717

1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

2 Includes accumulated net investment loss of $66,539 and $4,141,567, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.


PERIOD ENDED                                    10-31-99 1,2  10-31-00 2    10-31-01 2    10-31-02 2  10-31-03     4-30-03 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                $4.74        $10.03        $12.02         $4.20       $2.40       $3.85
Net investment loss 4                              (0.06)        (0.10)        (0.07)        (0.06)      (0.06)      (0.02)
Net realized and unrealized
gain (loss) on investments                          5.39          5.12         (7.53)        (1.74)       1.51       (0.48)
Total from
investment operations                               5.33          5.02         (7.60)        (1.80)       1.45       (0.50)
Less distributions
From net realized gain                             (0.04)        (3.03)        (0.22)           --          --          --
Net asset value,
end of period                                     $10.03        $12.02         $4.20         $2.40       $3.85       $3.35
Total return 5 (%)                                113.09         25.37        (64.35)       (42.86)      60.42 6    (12.99) 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                       $523          $971          $343          $175        $284        $245
Ratio of expenses
to average net assets (%)                           1.35          1.28          1.52          1.98        2.38        1.86 8
Ratio of adjusted expenses
to average net assets 9 (%)                           --            --            --            --        2.39          --
Ratio of net investment loss
to average net assets (%)                          (0.78)        (0.69)        (0.97)        (1.63)      (2.09)      (1.21) 8
Portfolio turnover (%)                                61            41            47            28          42          21

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES


PERIOD ENDED                                    10-31-99 1,2  10-31-00 2    10-31-01 2    10-31-02 2  10-31-03     4-30-04 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                $4.55         $9.55        $11.34         $3.93       $2.23       $3.55
Net investment loss 4                              (0.11)        (0.19)        (0.11)        (0.08)      (0.08)      (0.03)
Net realized and unrealized
gain (loss) on investments                          5.15          5.01         (7.08)        (1.62)       1.40       (0.44)
Total from
investment operations                               5.04          4.82         (7.19)        (1.70)       1.32       (0.47)
Less distributions
From net realized gain                             (0.04)        (3.03)        (0.22)           --          --          --
Net asset value,
end of period                                      $9.55        $11.34         $3.93         $2.23       $3.55       $3.08
Total return 5 (%)                                111.70         24.49        (64.60)       (43.26)      59.19 6    (13.24) 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                       $553        $1,291          $372          $162        $226        $172
Ratio of expenses
to average net assets (%)                           2.05          1.98          2.19          2.66        3.09        2.56 8
Ratio of adjusted expenses
to average net assets 9 (%)                           --            --            --            --        3.10          --
Ratio of net investment loss
to average net assets (%)                          (1.47)        (1.39)        (1.63)        (2.30)      (2.79)      (1.93) 8
Portfolio turnover (%)                                61            41            47            28          42          21

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES


PERIOD ENDED                                10-31-99 1,2,10    10-31-00 2      10-31-01 2    10-31-02 2  10-31-03     4-30-04 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                            $7.71              $9.55          $11.34         $3.93       $2.23       $3.55
Net investment loss 4                          (0.09)             (0.19)          (0.11)        (0.08)      (0.08)      (0.03)
Net realized and unrealized
gain (loss) on investments                      1.93               5.01           (7.08)        (1.62)       1.40       (0.44)
Total from
investment operations                           1.84               4.82           (7.19)        (1.70)       1.32       (0.47)
Less distributions
From net realized gain                            --              (3.03)          (0.22)           --          --          --
Net asset value,
end of period                                  $9.55             $11.34           $3.93         $2.23       $3.55       $3.08
Total return 5 (%)                             48.62 7            24.49          (64.60)       (43.26)      59.19 6    (13.24) 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                    $14               $101             $36           $17         $27         $21
Ratio of expenses
to average net assets (%)                       2.16 8             1.99            2.22          2.68        3.08        2.56 8
Ratio of adjusted expenses
to average net assets 9 (%)                       --                 --              --            --        3.09          --
Ratio of net investment loss
to average net assets (%)                      (1.57) 8           (1.40)          (1.67)        (2.32)      (2.79)      (1.92) 8
Portfolio turnover (%)                            61                 41              47            28          42          21

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS I SHARES


PERIOD ENDED                                          10-31-01 2,10    10-31-02 2    10-31-03     4-30-04 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                      $6.95            $4.23         $2.44       $4.10
Net investment loss 4                                    (0.02)           (0.02)        (0.02)         -- 11
Net realized and unrealized
gain (loss) on investments                               (2.70)           (1.77)         1.68       (0.51)
Total from
investment operations                                    (2.72)           (1.79)         1.66       (0.51)
Net asset value,
end of period                                            $4.23            $2.44         $4.10       $3.59
Total return 5 (%)                                      (39.14) 7        (42.32)        68.03 6    (12.44) 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                               $3               $2            -- 12       -- 12
Ratio of expenses
to average net assets (%)                                 0.87 8           0.90          0.94        0.89 8
Ratio of adjusted expenses
to average net assets 9 (%)                                 --               --          0.95          --
Ratio of net investment loss
to average net assets (%)                                (0.50) 8         (0.54)        (0.65)      (0.22) 8
Portfolio turnover (%)                                      47               28            42          21

 1 Per share amounts have been restated to reflect the 6-for-1 stock split effective 8-11-00.

 2 Audited by previous auditor.

 3 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

 4 Based on the average of the shares outstanding.

 5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 6 Total return would have been lower had certain expenses not been reduced during the period shown.

 7 Not annualized.

 8 Annualized.

 9 Does not take into consideration expense reductions during the period shown.

10 Class C and Class I shares began operations on 3-1-99 and 3-1-01, respectively.

11 Less than $0.01 per share.

12 Less than $500,000.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited


NOTE A
Accounting policies

John Hancock Technology Fund (the "Fund") is a diversified series of John Hancock Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value, as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2004.

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contract's terms ("credit risk") or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's Statement of Assets and Liabilities.


Written options for the period ended April 30, 2004 were as follows:

                                    NUMBER OF CONTRACTS      PREMIUMS RECEIVED
------------------------------------------------------------------------------
Outstanding, beginning of period                  4,910               $563,793
Options written                                   3,800                729,082
Options expired                                  (3,210)              (373,467)
Option exercised                                 (4,500)              (841,411)
Outstanding, end of period                        1,000                $77,997


Summary of written options outstanding on April 30, 2004:

NAME OF               NUMBER OF         EXERCISE     EXPIRATION
ISSUER                CONTRACTS            PRICE           DATE          VALUE
------------------------------------------------------------------------------
CALLS
Seagate Technology        1,000              $20  June 21, 2004        $10,000


Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2004, the Fund loaned securities having a market value of $144,966,278 collateralized by cash in the amount of $152,901,433. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $1,175,722,805 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 -- $575,084,448, October 31, 2010 -- $411,487,210 and October 31, 2011 -- $189,151,147.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.85% of the first $100,000,000 of the Fund's average daily net asset value; (b) 0.75% of next $700,000,000 and (c) 0.70% of the Fund's average daily net asset value in excess of $800,000,000. The Adviser has a subadvisory agreement with American Fund Advisors, Inc. The Fund is not responsible for the payment of the subadvisory fees.

The Fund has an agreement with its custodian banks, under which custody fees are reduced by brokerage commissions offsets applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $560 and had no impact on the Fund's ratio of expenses to average net assets, for the period ended April 30, 2004.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2004, JH Funds received net up-front sales charges of $176,668 with regard to sales of Class A shares. Of this amount, $22,524 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $114,116 was paid as sales commissions to unrelated broker-dealers and $40,028 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2004, JH Funds received net up-front sales charges of $9,150 with regard to sales of Class C shares. Of this amount, $8,837 was paid as sales commissions to unrelated broker-dealers and

$313 was paid as sales commissions to sales personnel of Signator
Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2004, CDSCs received by JH Funds amounted to $271,430 for Class B shares and $3,197 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I average daily net asset value.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average daily net asset value of the Fund. The Fund also paid the Adviser the amount of $358 for certain publishing services, included in the printing fees.

The Adviser and other subsidiaries of JHLICo owned 2,571 Class I shares of beneficial interest of the Fund on April 30, 2004.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                 YEAR ENDED 10-31-03           PERIOD ENDED 4-30-04 1
                              SHARES          AMOUNT        SHARES          AMOUNT
CLASS A SHARES
Sold                      29,308,098     $89,755,968    12,349,729     $48,277,243
Repurchased              (28,685,507)    (85,572,077)   13,075,818)    (50,970,450)
Net increase (decrease)      622,591      $4,183,891      (726,089)    ($2,693,207)

CLASS B SHARES
Sold                      10,305,801     $28,976,396     3,231,367     $11,736,559
Repurchased              (19,322,163)    (52,766,597)   11,087,561)    (39,508,021)
Net decrease              (9,016,362)   ($23,790,201)   (7,856,194)   ($27,771,462)

CLASS C SHARES
Sold                       1,904,135      $5,424,389       657,700      $2,390,273
Repurchased               (2,181,218)     (5,920,759)   (1,243,416)     (4,451,820)
Net decrease                (277,083)      ($496,370)     (585,716)    ($2,061,547)

CLASS I SHARES
Sold                       1,483,798      $4,572,705            --              --
Repurchased               (2,481,836)     (8,660,884)           --              --
Net decrease                (998,038)    ($4,088,179)           --              --
NET DECREASE              (9,668,892)   ($24,190,859)   (9,167,999)   ($32,526,216)

1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.


NOTE D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2004, aggregated $106,393,959 and $142,326,741, respectively.

The cost of investments owned on April 30, 2004, including short-term investments, for federal income tax purposes, was $577,483,514. Gross unrealized appreciation and depreciation of investments aggregated $111,185,920 and $101,525,706, respectively, resulting in net unrealized appreciation of $9,660,214. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

OUR FAMILY
OF FUNDS

----------------------------------------------------------
Equity                  Balanced Fund
                        Classic Value Fund
                        Core Equity Fund
                        Focused Equity Fund
                        Growth Trends Fund
                        International Fund
                        Large Cap Equity Fund
                        Large Cap Growth Fund
                        Large Cap Select Fund
                        Mid Cap Growth Fund
                        Multi Cap Growth Fund
                        Small Cap Equity Fund
                        Small Cap Growth Fund
                        Sovereign Investors Fund
                        U.S. Global Leaders Growth Fund

----------------------------------------------------------
Sector                  Biotechnology Fund
                        Financial Industries Fund
                        Health Sciences Fund
                        Real Estate Fund
                        Regional Bank Fund
                        Technology Fund

----------------------------------------------------------
Income                  Bond Fund
                        Government Income Fund
                        High Income Fund
                        High Yield Fund
                        Investment Grade Bond Fund
                        Strategic Income Fund

----------------------------------------------------------
Tax-Free Income         California Tax-Free Income Fund
                        High Yield Municipal Bond Fund
                        Massachusetts Tax-Free Income Fund
                        New York Tax-Free Income Fund
                        Tax-Free Bond Fund

----------------------------------------------------------
Money Market            Money Market Fund
                        U.S. Government Cash Reserve

For more complete information on any John Hancock fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery

FOR YOUR
INFORMATION

TRUSTEES
James F. Carlin
William H. Cunningham
Ronald R. Dion
Charles L. Ladner*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,  USMC (Ret.)
John P. Toolan*

*Members of the Audit Committee

OFFICERS

James A. Shepherdson
Chief Executive Officer

Barry J. Gordon
President

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

SUBADVISER

American Fund Advisors, Inc.
1415 Kellum Place
Garden City, New York 11530

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service representatives  1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                          1-800-225-5291

On the Fund's Web site            www.jhfunds.com/proxy

On the SEC's Web site             www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information
of the shareholders of the John Hancock
Technology Fund.


830SA  4/04
       6/04

 JOHN HANCOCK
Real Estate Fund

4.30.2004

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chairman, President and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 11

For your information
page 25


To Our Shareholders,

I am pleased to be writing to you as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC.

As you may know, John Hancock Financial Services, Inc. -- the parent company of John Hancock Funds -- was acquired by Manulife Financial Corporation on April 28, 2004. The merger combines two exceptionally strong companies into a single, integrated, global market leader whose scale and capital will create an industry pacesetter strengthening our company's leadership in markets around the world.

Although this change has no impact on the mutual funds you have invested in, it did bring with it some changes in the executive-level management of John Hancock Funds. Specifically, Maureen Ford Goldfarb has decided to step down as chairman, president and chief executive officer in order to pursue personal interests. Since her appointment in January 2000, Maureen has provided John Hancock Funds with strong leadership and steady guidance through several years of extremely turbulent market and industry conditions.

Effective May 12, 2004, I have also been appointed by your Board of Trustees to the roles of Trustee, President and Chief Executive Officer of your fund. I have been in the investment business for over 25 years, most recently as President of Retirement Services at John Hancock Financial Services. In that role, my responsibilities included developing and directing the sale of John Hancock's variable and fixed annuity businesses through a diverse distribution network of banks and broker-dealers -- including wirehouses, regional brokerage houses and financial planners.

Prior to joining John Hancock, I served as Co-Chief Executive Officer of MetLife Investors Group, a subsidiary of MetLife, Inc. In that capacity my responsibilities included the design, manufacture and distribution of MetLife's annuity and life insurance products sold through third-party channels.

Although there has been a change in executive-level management, the one thing that never wavers is John Hancock Funds' commitment to placing the needs of our shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of April 30, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term growth
of capital, with
income as a sec-
ondary goal,
by normally invest-
ing at least 80%
of its assets in
securities of U.S.
and foreign real
estate companies
of any size. The
Fund generally
focuses on real
estate investment
trusts (REITs).

Over the last six months

* Real estate investment trusts (REITs) posted gains but trailed the overall stock market.

* Retail and hotel REITs performed well, while office and apartment REITs lagged.

* The Fund reduced its position in retail REITs while increasing its non-REIT holdings.

[Bar chart with heading "John Hancock Real Estate Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2004." The chart is scaled in increments of 1% with 0% at the bottom and 2% at the top. The first bar represents the 1.80% total return for Class A. The second bar represents the 1.45% total return for Class B. The third bar represents the 1.45% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 5.4%   Equity Office Properties Trust
 5.1%   Simon Property Group, Inc.
 3.8%   Equity Residential Properties Trust
 3.7%   Vornado Realty Trust
 3.6%   General Growth Properties, Inc.
 3.4%   Fannie Mae
 3.2%   ProLogis Co.
 3.2%   Rouse Co. (The)
 3.0%   Boston Properties, Inc.
 2.9%   Kimco Realty Corp.

As a percentage of net assets on April 30, 2004.

BY JAMES K. SCHMIDT, CFA, AND LISA A. WELCH, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Real Estate Fund

James J. McKelvey, previously a member of the Fund's portfolio management team, recently left John Hancock Advisers, LLC to pursue other opportunities.

The U.S. stock market gained ground during the six months ended April 30, 2004. The continuation of a solid economic recovery provided a lift to corporate earnings and stock prices. The market gave back some of its gains during the last half of the period due to rising oil prices, terrorism concerns and higher interest rates. Overall, the major stock indexes returned about 6% during the six-month period, with small-cap stocks slightly outperforming large-company shares.

"Real estate investment
 trusts (REITs) posted
 more modest gains
 than the broad stock
 market but experienced
 enormous volatility."

Real estate investment trusts (REITs) posted more modest gains than the broad stock market and experienced enormous volatility. REITs rose sharply from the beginning of the period through the end of March as investors attracted to the sector's high dividend yields poured cash into the REIT market. The Morgan Stanley REIT Index gained more than 20% during the first five months of the period, compared with an 8% rise for the broad Standard & Poor's 500 Index.

However, by March it was clear that demand from yield-hungry investors had pushed REIT valuations well beyond their underlying property values. Consequently, when a strong employment report in early April sparked a sudden rise in bond yields (which compete with REIT dividend yields for investor attention), REITs reversed course in dramatic fashion -- the Morgan Stanley REIT Index plunged 15% in April alone. The index finished the period with an overall return of 2.77%, while the S&P 500 Index returned 6.27%.

FUND PERFORMANCE

For the six months ended April 30, 2004, the John Hancock Real Estate Fund's Class A, Class B and Class C shares posted total returns of 1.80%, 1.45% and 1.45%, respectively, at net asset value. This performance trailed the 4.06% return of the average real estate fund, according to Lipper, Inc. 1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

[Photos of Jim Schmidt and Lisa Welch flush right next to first paragraph.]

The Fund's value-oriented management approach contributed to its underperformance of the Morgan Stanley REIT Index and Lipper group average. During the REIT market's strong rally through the end of March, investors focused almost exclusively on yield and paid little attention to quality or valuation. Consequently, the Fund lagged during the rally, but it outperformed during the REIT sector's significant decline in April.

RETAIL STILL ON TOP

The top performers in the REIT market were retail REITs, which own mall and shopping center properties. This segment of the market has consistently posted the best results over the past several years, riding a strong wave of consumer spending. Retail occupancy rates remain high, and lease rates continue to rise.

"The Fund's top two
 performance contributors
 for the period were
 the largest regional
 mall REITs..."

In the past six months, the strongest performers were regional mall REITs, which typically benefit the most from a pick-up in economic activity. In contrast, neighborhood shopping centers are considered more defensive because they are typically anchored by grocery or drug stores. The Fund's top two performance contributors for the period were the largest regional mall REITs, General Growth Properties and Simon Property Group.

We cut back from an overweight to a neutral position in retail REITs early in the period, reflecting our concern about valuations in the sector. This change hindered relative performance as retail REITs continued on an upward path.

HOTELS CONTINUE TO REBOUND

Hotel REITs also performed well during the period, continuing a comeback that began in early 2003. The improving economic environment contributed to a burgeoning recovery in the travel industry. As a result, many hotel companies reported better occupancy rates and increased their revenue-per-room forecasts. The best performers among the Fund's hotel holdings included Starwood Hotels and Host Marriott, both of which emphasize upscale hotel properties in urban areas.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is REIT Equity -- Office property 21%, the second is REIT Equity -- Regional malls 17%, the third REIT Equity -- Apartments 13%, the fourth REIT Equity -- Shopping centers 12%, and the fifth REIT Equity -- Warehouse/industries 10%.]

OFFICE AND APARTMENT REITS STRUGGLE

Office and apartment REITs continued to be adversely affected by disappointing job growth, which is a key factor influencing their occupancy rates. Office REITs held up the best, posting results that were in line with the overall REIT sector despite further declines in lease rates. The Fund benefited from the favorable performance of Boston Properties and SL Green Realty, both of which own office properties in strong markets.

Apartment REITs were the weakest performers in the REIT sector, weighed down by a strong housing market, the lack of employment growth and an influx of new construction. However, apartment REITs held up best during the REIT market's sharp decline in April, partly because of a rebound in job growth and partly because higher interest rates are expected to dampen enthusiasm for home buying.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 4-30-04." The chart is divided into three sections (from top to left): Common stocks 98%, Preferred stocks 1% and Short-term investments & other 1%.]

The Fund remained underweight in apartment REITs for most of the period, but stock selection detracted from performance. In particular, Apartment Investment & Management fell sharply, as rising expenses and disappointing occupancy rates led to an earnings shortfall.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Reckson Associates followed by an up arrow with the phrase "Office REIT benefited from increased occupancy." The second listing is Vornado Realty followed by an up arrow with the phrase "Diversified REIT owns properties in strong markets." The third listing is Equity Residential Properties followed by a down arrow with the phrase "Earnings declined amid soft apartment rentals."]

NON-REIT HOLDINGS HELP

Part of our investment strategy involves devoting a portion of the portfolio to non-REIT stocks that are related to the real- estate industry. Given the relatively high valuations in the REIT sector during much of the past six months, we increased our position in non-REITs from 5% to almost 10% of the portfolio. We focused our non-REIT holdings on mortgage finance companies and thrifts that have significant mortgage-lending operations. On balance, our non-REIT holdings enhanced overall results, outperforming the REIT market as a group.

"...we are focusing on
 areas that benefit most
 from an economic
 recovery, such as hotel
 and apartment REITs."

OUTLOOK

The sudden decline in April brought REIT valuations back in line with their underlying property values. At the same time, the fundamentals in the REIT sector have improved: continued economic expansion, especially the recent rebound in job growth, should help boost occupancy rates in many property segments. However, the likelihood of higher interest rates going forward could limit gains in the sector. Within the portfolio, we are focusing on areas that benefit most from an economic recovery, such as hotel and apartment REITs.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

 A LOOK AT
PERFORMANCE

For the period ended
April 30, 2004

                                           Class A      Class B      Class C
Inception date                             9-30-98       3-1-00       3-1-00

Average annual returns with maximum sales charge (POP)
One year                                     15.87%       16.16%       18.91%
Five years                                   10.95%          --           --
Since inception                              11.18%       15.36%       15.38%

Cumulative total returns with maximum sales charge (POP)
Six months                                   -3.29%       -3.54%       -0.58%
One year                                     15.87%       16.16%       18.91%
Five years                                   68.13%          --           --
Since inception                              80.63%       81.29%       81.44%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge
(CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

 GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in two separate indexes.

                                                        Morgan
              Cum Value    Cum Value                    Stanley
               of $10K      of $10K      S&P 500         REIT
Plot Date     (No Load)     (w/Load)       Index        Index

 9-30-98      $10,000       $9,497       $10,000      $10,000
10-31-98        9,960        9,459        10,813        9,811
 4-30-99       10,748       10,207        13,227       10,218
10-31-99        9,937        9,437        13,589        9,197
 4-30-00       11,261       10,694        14,567       10,235
10-31-00       11,964       11,362        14,417       10,870
 4-30-01       13,281       12,612        12,677       12,063
10-31-01       13,551       12,869        10,826       12,311
 4-30-02       15,996       15,191        11,077       14,569
10-31-02       14,058       13,350         9,191       13,134
 4-30-03       15,594       14,810         9,603       14,593
10-31-03       18,685       17,744        11,103       17,593
 4-30-04       19,020       18,063        11,799       18,082

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Real Estate Fund, before sales charge, and is equal to $19,020 as of April 30, 2004. The second line represents Index 2 and is equal to $18,082 as of April 30, 2004. The third line represents the value of the same hypothetical investment made in the John Hancock Real Estate Fund, after sales charge, and is equal to $18,063 as of April 30, 2004. The fourth line represents Index 1 and is equal to $11,799 as of April 30, 2004.

                                    Class B      Class C 1
Period beginning                     3-1-00       3-1-00
Without sales charge                $18,329      $18,329
With maximum sales charge           $18,129      $18,144
Index 1                              $8,543       $8,543
Index 2                             $19,545      $19,545

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor's 500 Index -- Index 1 -- is an unmanaged index that includes 500 widely traded common stocks.

Morgan Stanley REIT Index -- Index 2 -- is an unmanaged index consisting of the most actively traded real estate investment trusts.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

 FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2004
(unaudited)

This schedule is divided into three main categories: common stocks, preferred stocks and short-term investments. Common stocks and preferred stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


ISSUER                                                                                         SHARES           VALUE
COMMON STOCKS 98.40%                                                                                      $51,248,337
(Cost $46,724,117)

Mortgage Banking 5.79%                                                                                      3,013,120
Fannie Mae                                                                                     26,000       1,786,720
Freddie Mac                                                                                    21,000       1,226,400

Real Estate -- Operations 0.96%                                                                               500,400
Brookfield Properties Corp. (Canada)                                                           18,000         500,400

REIT Equity -- Apartments 13.17%                                                                            6,856,395
Apartment Investment & Management Co. (Class A) +                                              19,000         535,230
Archstone-Smith Trust +                                                                        46,002       1,261,835
Avalonbay Communities, Inc.                                                                    20,000         992,600
BRE Properties, Inc. (Class A)                                                                 11,500         364,550
Equity Residential Properties Trust                                                            73,000       2,004,580
Essex Property Trust, Inc.                                                                      6,000         365,700
Home Properties, Inc.                                                                           9,000         336,060
Post Properties, Inc.                                                                          11,000         295,790
United Dominion Realty Trust, Inc.                                                             39,000         700,050

REIT Equity -- Diversified 7.35%                                                                            3,830,160
Catellus Development Corp.                                                                     16,381         353,010
Getty Realty Corp.                                                                             13,000         279,630
Health Care Property Investors, Inc.                                                           35,000         836,500
iStar Financial, Inc.                                                                           8,000         284,320
U.S. Restaurant Properties, Inc.                                                               10,000         159,600
Vornado Realty Trust +                                                                         38,000       1,917,100

REIT Equity -- Health Care 1.90%                                                                              991,280
Health Care REIT, Inc.                                                                         13,000         415,220
Healthcare Realty Trust, Inc.                                                                  10,000         358,500
Nationwide Health Properties, Inc.                                                             12,000         217,560

REIT Equity -- Hotels/Restaurants 5.41%                                                                     2,819,740
Hospitality Properties Trust                                                                   18,000         703,440
Host Marriott Corp. +                                                                          84,500       1,005,550
MeriStar Hospitality Corp.                                                                     20,000         116,000
Starwood Hotels & Resorts Worldwide, Inc.                                                      25,000         994,750

See notes to
financial statements.


8


FINANCIAL STATEMENTS


ISSUER                                                                                         SHARES           VALUE
REIT Equity -- Office Property 21.01%                                                                     $10,944,343
Alexandria Real Estate Equities, Inc.                                                           8,000         454,560
Arden Realty, Inc.                                                                             15,000         423,300
Boston Properties, Inc.                                                                        33,000       1,551,000
Brandywine Realty Trust                                                                        16,500         418,110
CarrAmerica Realty Corp.                                                                       20,000         570,200
Cousins Properties, Inc.                                                                       12,000         337,440
Crescent Real Estate Equities Co.                                                              31,000         479,570
Equity Office Properties Trust +                                                              111,078       2,795,833
Glenborough Realty Trust, Inc.                                                                 13,500         253,665
Highwoods Properties, Inc.                                                                     14,000         315,700
HRPT Properties Trust                                                                          30,500         291,275
Mack-Cali Realty Corp.                                                                         19,000         709,650
Prentiss Properties Trust                                                                      14,000         448,560
Reckson Associates Realty Corp.                                                                28,000         665,560
SL Green Realty Corp.                                                                          14,000         571,200
Trizec Properties, Inc.                                                                        46,000         658,720

REIT Equity -- Regional Malls 16.89%                                                                        8,797,029
CBL & Associates Properties, Inc.                                                              17,000         854,250
General Growth Properties, Inc. +                                                              70,000       1,897,700
Macerich Co. (The)                                                                             17,500         732,725
Mills Corp. (The)                                                                              16,000         649,600
Pennsylvania Real Estate Investment Trust                                                       7,691         248,804
Rouse Co. (The) +                                                                              38,000       1,645,400
Simon Property Group, Inc. +                                                                   55,000       2,651,550
Taubman Centers, Inc.                                                                           6,000         117,000

REIT Equity -- Shopping Centers 11.53%                                                                      6,003,645
Chelsea Property Group, Inc.                                                                   13,000         663,000
Developers Diversified Realty Corp.                                                            25,000         818,750
Equity One, Inc.                                                                               10,000         164,000
Kimco Realty Corp.                                                                             35,000       1,495,900
New Plan Excel Realty Trust                                                                    31,000         695,640
Pan Pacific Retail Properties, Inc.                                                            12,000         527,160
Realty Income Corp.                                                                             9,000         344,250
Regency Centers Corp.                                                                          17,000         644,470
Weingarten Realty Investors                                                                    22,500         650,475

REIT Equity -- Storage 4.01%                                                                                2,086,140
Public Storage, Inc.                                                                           33,500       1,399,965
Shurgard Storage Centers, Inc.                                                                 13,000         432,900
Sovran Self Storage, Inc.                                                                       7,500         253,275

REIT Equity -- Warehouse/Industries 10.38%                                                                  5,406,085
AMB Property Corp.                                                                             22,000         666,600
CenterPoint Properties Corp.                                                                    5,500         396,550
Duke Realty Corp.                                                                              40,000       1,166,400
First Industrial Realty Trust, Inc.                                                             9,500         319,675

See notes to
financial statements.


9


FINANCIAL STATEMENTS


ISSUER                                                                                         SHARES           VALUE
REIT Equity -- Warehouse/Industries (continued)
Liberty Property Trust                                                                         25,300        $924,715
ProLogis +                                                                                     56,000       1,647,520
PS Business Parkes, Inc.                                                                        7,500         284,625

PREFERRED STOCKS 1.21%                                                                                       $631,040
(Cost $579,458)

REIT Equity -- Regional Malls 0.25%                                                                           130,200
Mills Corp. (The)                                                                               5,000         130,200

REIT Equity -- Shopping Centers 0.53%                                                                         277,000
Ramco-Gershenson Properties Trust                                                              10,000         277,000

REIT Equity -- Storage 0.43%                                                                                  223,840
Public Storage, Inc.                                                                            8,000         223,840


SHORT-TERM INVESTMENTS 24.83%                                                                             $12,929,318
(Cost $12,929,318)

Cash Equivalents 24.83%
AIM Cash Investment Trust *                                                                12,929,318      12,929,318

TOTAL INVESTMENTS 124.44%                                                                                 $64,808,695

OTHER ASSETS AND LIABILITIES, NET (24.44%)                                                               ($12,727,015)

TOTAL NET ASSETS 100.00%                                                                                  $52,081,680

+ All or a portion of this security is on loan as of April 30, 2004.

* Represents investment of securities lending collateral.

  Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

  The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2004
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $60,232,893)
including $12,594,768 of securities loaned                        $64,808,695
Receivable for investments sold                                       457,725
Receivable for shares sold                                             18,535
Dividends receivable                                                   95,529
Other assets                                                            3,948

Total assets                                                       65,384,432

LIABILITIES
Due to custodian                                                      190,200
Payable for shares repurchased                                        100,505
Payable for securities on loan                                     12,929,318
Payable to affiliates
Management fees                                                        37,694
Distribution and service fees                                           3,197
Other                                                                  19,444
Other payables and accrued expenses                                    22,394

Total liabilities                                                  13,302,752

NET ASSETS
Capital paid-in                                                    46,567,506
Accumulated net realized gain on investments                          680,089
Net unrealized appreciation of investments                          4,575,802
Accumulated net investment income                                     258,283

Net assets                                                        $52,081,680

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($19,918,773 [DIV] 1,477,478 shares)                           $13.48
Class B ($20,460,077 [DIV] 1,519,333 shares)                           $13.47
Class C ($11,702,830 [DIV] 868,875 shares)                             $13.47

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($13.48 [DIV] 95%)                                           $14.19
Class C ($13.47 [DIV] 99%)                                             $13.61

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
April 30, 2004
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $810)               $1,382,224
Interest                                                               16,422
Securities lending                                                      6,584

Total investment income                                             1,405,230

EXPENSES
Investment management fees                                            225,204
Class A distribution and service fees                                  30,907
Class B distribution and service fees                                 116,430
Class C distribution and service fees                                  62,051
Transfer agent fees                                                   101,404
Registration and filing fees                                           24,996
Custodian fees                                                         13,472
Accounting and legal services fees                                      8,445
Professional fees                                                       8,255
Printing                                                                7,747
Miscellaneous                                                           2,629
Federal excise tax                                                      1,925
Trustees' fees                                                          1,206
Securities lending fees                                                   162

Total expenses                                                        604,833
Less expense reductions                                               (15,415)

Net expenses                                                          589,418

Net investment income                                                 815,812

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain on investments                                    1,621,890
Change in net unrealized appreciation (depreciation)
of investments                                                     (2,011,203)

Net realized and unrealized loss                                     (389,313)

Increase in net assets from operations                               $426,499

1 Semiannual period from 11-1-03 through 4-30-04.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during the
last two
periods. The differ-
ence reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to share
holders and any
increase or
decrease in money
shareholders
invested in the
Fund.
                                                      YEAR        PERIOD
                                                     ENDED         ENDED
                                                  10-31-03       4-30-04 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                           $1,735,070      $815,812
Net realized gain                                  828,930     1,621,890
Change in net unrealized
appreciation (depreciation)                      9,510,211    (2,011,203)

Increase in net assets
resulting from operations                       12,074,211       426,499

Distributions to shareholders
From net investment income
Class A                                           (538,972)     (298,545)
Class B                                           (518,225)     (259,897)
Class C                                           (273,983)     (136,967)
From net realized gain
Class A                                                 --       (81,064)
Class B                                                 --       (94,874)
Class C                                                 --       (50,001)
                                                (1,331,180)     (921,348)
From Fund share transactions                    (3,732,079)    2,664,467

NET ASSETS
Beginning of period                             42,901,110    49,912,062

End of period 2                                $49,912,062   $52,081,680

1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

2 Includes accumulated net investment income of $137,880 and $258,253, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                         12-31-98 1  10-31-99 2  10-31-00    10-31-01    10-31-02    10-31-03     4-30-04 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                    $10.00       $9.93       $9.48      $10.21      $10.71      $10.52      $13.49
Net investment income 4                  0.14        0.37        0.52        0.45        0.40        0.51        0.24
Net realized and unrealized
gain (loss) on investments              (0.09)      (0.48)       1.54        0.86        0.03        2.87        0.02
Total from
investment operations                    0.05       (0.11)       2.06        1.31        0.43        3.38        0.26
Less distributions
From net investment income              (0.12)      (0.34)      (0.79)      (0.37)      (0.36)      (0.41)      (0.21)
From net realized gain                     --          --       (0.54)      (0.44)      (0.26)         --       (0.06)
                                        (0.12)      (0.34)      (1.33)      (0.81)      (0.62)      (0.41)      (0.27)
Net asset value,
end of period                           $9.93       $9.48      $10.21      $10.71      $10.52      $13.49      $13.48
Total return 5,6 (%)                     0.47 7     (1.11) 7    20.40       13.26        3.74       32.91        1.80 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                              $1          $1          $3          $3         $15         $18         $20
Ratio of expenses
to average net assets (%)                1.65 8      1.65 8      1.65        1.65        1.65        1.65        1.65 8
Ratio of adjusted expenses
to average net assets 9 (%)              9.85 8     11.71 8      8.89        4.63        1.92        1.82        1.70 8
Ratio of net investment income
to average net assets (%)                5.72 8      4.49 8      5.11        4.28        3.52        4.46        3.35 8
Portfolio turnover (%)                    109         345         482         274         327         195          89

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS B SHARES

PERIOD ENDED                                          10-31-00 1  10-31-01    10-31-02    10-31-03     4-30-04 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                     $10.00      $10.21      $10.70      $10.51      $13.48
Net investment income 4                                   0.30        0.38        0.32        0.43        0.19
Net realized and unrealized
gain on investments                                       0.13        0.84        0.03        2.87        0.02
Total from
investment operations                                     0.43        1.22        0.35        3.30        0.21
Less distributions
From net investment income                               (0.22)      (0.29)      (0.28)      (0.33)      (0.16)
From net realized gain                                      --       (0.44)      (0.26)         --       (0.06)
                                                         (0.22)      (0.73)      (0.54)      (0.33)      (0.22)
Net asset value,
end of period                                           $10.21      $10.70      $10.51      $13.48      $13.47
Total return 5,6 (%)                                     18.19 7     12.37        3.03       32.04        1.45 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                               $1          $4         $18         $21         $20
Ratio of expenses
to average net assets (%)                                 2.35 8      2.35        2.35        2.35        2.35 8
Ratio of adjusted expenses
to average net assets 9 (%)                               9.59 8      5.33        2.62        2.52        2.40 8
Ratio of net investment income
to average net assets (%)                                 4.13 8      3.65        2.82        3.76        2.64 8
Portfolio turnover (%)                                     482         274         327         195          89

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

PERIOD ENDED                                          10-31-00 1  10-31-01    10-31-02    10-31-03     4-30-04 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                     $10.00      $10.21      $10.70      $10.51      $13.48
Net investment income 4                                   0.24        0.39        0.32        0.42        0.19
Net realized and unrealized
gain on investments                                       0.19        0.83        0.03        2.88        0.02
Total from
investment operations                                     0.43        1.22        0.35        3.30        0.21
Less distributions
From net investment income                               (0.22)      (0.29)      (0.28)      (0.33)      (0.16)
From net realized gain                                      --       (0.44)      (0.26)         --       (0.06)
                                                         (0.22)      (0.73)      (0.54)      (0.33)      (0.22)
Net asset value,
end of period                                           $10.21      $10.70      $10.51      $13.48      $13.47
Total return 5,6 (%)                                     18.19 7     12.37        3.03       32.04        1.45 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                               -- 10       $1          $9         $11         $12
Ratio of expenses
to average net assets (%)                                 2.35 8      2.35        2.35        2.35        2.35 8
Ratio of adjusted expenses
to average net assets 9 (%)                               9.59 8      5.33        2.62        2.52        2.40 8
Ratio of net investment income
to average net assets (%)                                 3.40 8      3.55        2.82        3.74        2.64 8
Portfolio turnover (%)                                     482         274         327         195          89

 1 Class A, Class B and Class C shares began operations on 9-30-98, 3-1-00 and 3-1-00, respectively.

 2 Effective 10-31-99, the fiscal year end changed from December 31 to October 31.

 3 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

 4 Based on the average of the shares outstanding.

 5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 7 Not annualized.

 8 Annualized.

 9 Does not take into consideration expense reductions during the periods shown.

10 Less than $500,000.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Real Estate Fund (the "Fund") is a diversified series of John Hancock Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Share holders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2004.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2004, the Fund loaned securities having a market value of $12,594,768 collateralized by cash in the amount of $12,929,318. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. The Fund paid $1,925 of federal excise tax due to calendar year distribution requirements.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.80% of the Fund's average daily net asset value.

The Adviser has agreed to limit the Fund's total expenses, excluding the distribution and service fees, to 1.35% of the Fund's average daily net asset value, at least until February 28, 2005. Accordingly, the expense reductions related to the total expense limitation amounted to $8,046 for the period ended April 30, 2004. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2004, JH Funds received net up-front sales charges of $86,521 with regard to sales of Class A shares. Of this amount, $13,253 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $65,430 was paid as sales commissions to unrelated broker-dealers and $7,838 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2004, JH Funds received net up-front sales charges of $11,212 with regard to sales of Class C shares. Of this amount, $11,116 was paid as sales commissions to unrelated broker-dealers and $96 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2004, CDSCs received by JH Funds amounted to $20,507 for Class B shares and $488 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the Fund's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services reduced the transfer agent fee for Class A, Class B and Class C shares by $7,369 during the period ended April 30, 2004. Signature Services reserves the right to terminate this limitation in the future.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average daily net asset value of the Fund. The Fund also paid the Adviser the amount of $18 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensa tion Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                 YEAR ENDED 10-31-03          PERIOD ENDED 4-30-04 1
                              SHARES          AMOUNT        SHARES          AMOUNT
CLASS A SHARES
Sold                        455,660       $5,458,358       445,980      $6,498,546
Distributions reinvested     40,928          470,844        24,131         349,043
Repurchased                (626,722)      (7,185,858)     (301,677)     (4,292,217)
Net increase (decrease)    (130,134)     ($1,256,656)      168,434      $2,555,372

CLASS B SHARES
Sold                        395,429       $4,714,700       299,236      $4,364,680
Distributions reinvested     41,348          472,685        22,687         326,403
Repurchased                (635,368)      (7,237,398)     (349,383)     (4,955,715)
Net decrease               (198,591)     ($2,050,013)      (27,460)      ($264,632)

CLASS C SHARES
Sold                        172,214       $2,055,056       106,861      $1,553,738
Distributions reinvested     20,798          237,911        11,482         165,212
Repurchased                (242,628)      (2,718,377)      (94,693)     (1,345,223)
Net increase (decrease)     (49,616)       ($425,410)       23,650        $373,727

NET INCREASE (DECREASE)    (378,341)     ($3,732,079)      164,624      $2,664,467

1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

NOTE D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2004, aggregated $51,296,152 and $46,951,120, respectively.

The cost of investments owned on April 30, 2004, including short-term investments, for federal income tax purposes, was $61,169,330. Gross unrealized appreciation and depreciation of investments aggregated $5,547,628 and $1,908,263, respectively, resulting in net unrealized appreciation of $3,639,365. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and the differing treatment of certain distributions received from REITS.

OUR FAMILY
OF FUNDS

-------------------------------------------------------------
Equity                   Balanced Fund
                         Classic Value Fund
                         Core Equity Fund
                         Focused Equity Fund
                         Growth Trends Fund
                         International Fund
                         Large Cap Equity Fund
                         Large Cap Growth Fund
                         Large Cap Select Fund
                         Mid Cap Growth Fund
                         Multi Cap Growth Fund
                         Small Cap Equity Fund
                         Small Cap Growth Fund
                         Sovereign Investors Fund
                         U.S. Global Leaders Growth Fund

-------------------------------------------------------------
Sector                   Biotechnology Fund
                         Financial Industries Fund
                         Health Sciences Fund
                         Real Estate Fund
                         Regional Bank Fund
                         Technology Fund

-------------------------------------------------------------
Income                   Bond Fund
                         Government Income Fund
                         High Income Fund
                         High Yield Fund
                         Investment Grade Bond Fund
                         Strategic Income Fund

-------------------------------------------------------------
Tax-Free Income          California Tax-Free Income Fund
                         High Yield Municipal Bond Fund
                         Massachusetts Tax-Free Income Fund
                         New York Tax-Free Income Fund
                         Tax-Free Bond Fund

-------------------------------------------------------------
Money Market             Money Market Fund
                         U.S. Government Cash Reserve

For more complete information on any John Hancock fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

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from John
Hancock Funds

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semiannual reports and prospectuses
through the U.S. mail, we'll notify you
by e-mail when these documents are
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* No more waiting for the mail to arrive; you'll receive an e-mail
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Sign up for electronic delivery today at
www.jhancock.com/funds/edelivery

OUR WEB SITE

A wealth of information--
www.jhfunds.com

View the latest information for your account.
------------------------------------------------
Transfer money from one account to another.
------------------------------------------------
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------------------------------------------------
Use our online calculators to help you with your
financial goals.
------------------------------------------------
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Funds investment experts.
------------------------------------------------
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------------------------------------------------

FOR YOUR
INFORMATION

TRUSTEES

James F. Carlin
William H. Cunningham
Ronald R. Dion
Charles L. Ladner*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,
USMC (Ret.)
John P. Toolan*

*Members of the Audit Committee

OFFICERS

James A. Shepherdson
President and
Chief Executive Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service
representatives                   1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                          1-800-225-5291

On the Fund's Web site            www.jhfunds.com/proxy

On the SEC's Web site             www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information
ofthe shareholders of the John Hancock
Real Estate Fund.


050SA  4/04
       6/04

 FINAL REPORT


John Hancock
500 INDEX FUND


APRIL 26, 2004

John Hancock 500 Index Fund
Schedule of Investments

April 26, 2004  (Unaudited)


                                                INTEREST          CREDIT             PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                  RATE          RATING*        (000s OMITTED)            VALUE
SHORT-TERM INVESTMENTS
Government - U.S. Agencies (96.12%)
Federal Home Loan Bank, Disc Note 04-27-04        0.900%             AAA                  $712          $712,000

TOTAL SHORT-TERM INVESTMENTS - 96.12%                                                                    712,000
(Cost $712,000)

TOTAL INVESTMENTS - 96.12%                                                                               712,000

OTHER ASSETS AND LIABILITIES, NET - 3.88%                                                                 28,734

TOTAL NET ASSETS - 100.00%                                                                              $740,734

* Credit ratings are unaudited and are rated by Standard & Poor's.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

John Hancock 500 Index Fund

ASSETS AND
LIABILITIES

Final report
April 26, 2004*
(unaudited)

ASSETS
Investments at value (cost $712,000)                                $712,000
Cash                                                                      85
Cash segregated for futures contracts                                 41,600
Dividends receivable                                                  10,858
Other assets                                                           2,431

Total assets                                                         766,974

LIABILITIES
Payable for shares repurchased                                           843
Payable for futures variation margin                                   1,040
Payable to affiliates
Management fees                                                        3,162
Distribution and service fees                                          4,576
Other                                                                  2,826
Other payables and accrued expenses                                   13,793

Total liabilities                                                     26,240

NET ASSETS
Capital paid-in                                                    9,230,889
Accumulated net realized loss on investments
and financial futures contracts                                   (8,494,985)
Net unrealized appreciation of investments
and financial futures contracts                                        6,019
Distributions in excess of net investment income                      (1,189)

Net assets                                                          $740,734

NET ASSET VALUE PER SHARE
Based on 88,523 Class R shares outstanding                             $8.37

* The Statement of Assets and Liabilities reflects the Fund's position prior to the liquidation of net assets and the abolition of the Fund. See Note A to financial statements.


See notes to
financial statements.

John Hancock 500 Index Fund

OPERATIONS

Period from
11-1-03 through 4-26-04*
(unaudited)


INVESTMENT INCOME
Dividends                                                          $  131,377
Interest (including securities lending income of $66)                   1,411
Total investment income                                               132,788

EXPENSES
Investment management fees                                             27,764
Distribution and service fees                                          19,832
Custodian fees                                                         11,987
Transfer agent fees                                                     7,542
Registration and filing fees                                            5,722
Professional fees                                                       2,403
Accounting and legal services fees                                      2,380
Printing                                                                1,496
Trustees' fees                                                            671
Miscellaneous                                                             640
Interest                                                                  207
Total expenses                                                         80,644
Less expense reductions                                               (49,015)
Net expenses                                                           31,629
Net investment income                                                 101,159

REALIZED AND UNREALIZED GAIN
Net realized gain on
Investments                                                           745,855
Financial futures contracts                                            33,051
Change in unrealized appreciation (depreciation) of
Investments                                                           374,358
Financial futures contracts                                             1,465
Net realized and unrealized gain                                    1,154,729
Increase in net assets from operations                             $1,255,888

* The Statement of Operations reflects the Fund's position prior to the liquidation of net assets and the abolition of the Fund. See Note A to financial statements.


See notes to
financial statements.

John Hancock 500 Index Fund

CHANGES IN
NET ASSETS

                                                                  PERIOD FROM
                                                                  11-01-03 to
                                              YEAR ENDED              4-26-04*
                                                10-31-03           (unaudited)
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                           $227,223             $101,159
Net realized gain (loss)                        (436,324)             778,906
Change in net unrealized
appreciation (depreciation)                    3,248,277              375,823

Increase in net assets
resulting from operations                      3,039,176            1,255,888

Distributions to shareholders
From net investment income                      (259,178)            (288,232)

From Fund share transactions                  (1,072,150)         (17,549,018)

NET ASSETS
Beginning of period                           15,614,248           17,322,096

End of period 1                              $17,322,096             $740,734

1 Includes accumulated net investment income (loss) of $184,929 and ($1,189), respectively.

* The Statement of Changes in Net Assets reflects the Fund's position prior to the liquidation of net assets and the abolition of the Fund. See Note A to financial statements.


See notes to
financial statements.

John Hancock 500 Index Fund

FINANCIAL HIGHLIGHTS

CLASS R SHARES

PERIOD ENDED                                  10-31-99 1,2  10-31-00 2   10-31-01 2   10-31-02 2  10-31-03   4-26-04 3
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period            $10.00        $10.24       $10.78        $7.99       $6.64     $7.87
Net investment income  4                          0.02          0.10         0.09         0.09        0.10      0.05
Net realized and unrealized gain
(loss) on investments                             0.22          0.49        (2.79)       (1.34)       1.24      0.59
Total from investment operations                  0.24          0.59        (2.70)       (1.25)       1.34      0.64
Less distributions
From net investment income                          --         (0.04)       (0.09)       (0.10)      (0.11)    (0.14)
From net realized gain                              --         (0.01)          --           --          --        --
                                                    --         (0.05)       (0.09)       (0.10)      (0.11)    (0.14)

Net asset value, end of period                  $10.24        $10.78        $7.99        $6.64       $7.87     $8.37 5

Total return 6,7 (%)                              2.40 8        5.77       (25.25)      (15.88)      20.53      8.25 8

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)            $36           $52          $28          $16         $17        $1
Ratio of expenses to average net assets (%)       0.40 9        0.40         0.40         0.40        0.40      0.40 9
Ratio of adjusted expenses to
average net assets 10 (%)                         1.55 9        1.14         1.49         1.24        1.38      1.02 9
Ratio of net investment income to
average net assets (%)                            1.03 9        0.89         0.96         1.13        1.41      1.28 9
Portfolio turnover (%)                               1            17           17           10          3          0

 1 The Fund began operations on 8-18-99.

 2 Audited by previous auditor.

 3 Final period from 11-1-03 through 4-26-04.  Unaudited.

 4 Based on the average of the shares outstanding.

 5 Net asset value per share before the abolition of the Fund.
   See Note A to financial statements.

 6 Assumes dividend reinvestment.

 7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 8 Not annualized.

 9 Annualized.

10 Does not take into consideration expense reductions during the periods shown.


See notes to
financial statements.

NOTES TO FINANCIAL STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock 500 Index Fund (the "Fund") was a diversified series of John Hancock Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund was to provide investment results that correspond to the total return performance of the Standard & Poor's 500 Index (the "S&P 500 Index").

The Trustees had authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class R shares. No Class A, B or C shares were issued as of April 26, 2004. The shares of each class represented an interest in the same portfolio of investments of the Fund and had equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may have been applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bore distribution and service expenses under the terms of a distribution plan had exclusive voting rights to that distribution plan.

On April 14, 2004, John Hancock Advisers, LLC, (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., redeemed its shares. On April 26, 2004, the last shareholders redeemed their shares. All remaining assets were liquidated and turned over to the Adviser, which agreed to assume any outstanding liabilities of the Fund. On June 15, 2004, the Board of Trustees voted to abolish the Fund which had no assets, liabilities or shareholders. The financial statements presented herein reflect the position of the Fund prior to the liquidation of net assets and the abolition of the Fund.

Significant accounting policies of the Fund were as follows:

Valuation of investments

Securities in the Fund's portfolio were valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost, which approximated market value. Investments in AIM Cash Investment Trust were valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser could participate in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more large repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

Investment transactions

Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis.

Expenses

The majority of the expenses were directly identifiable to an individual fund. Expenses that were not readily identifiable to a specific fund were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund was permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund had entered into a syndicated line of credit agreement with various banks. This agreement enabled the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permitted borrowings of up to $250 million, collectively. Interest was charged to each fund based on its borrowing. In addition, a commitment fee was charged to each fund based on the average daily unused portion of the line of credit, and was allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 26, 2004.

Securities lending

The Fund could lend securities to certain qualified brokers who paid the Fund negotiated lender fees. These fees were included in interest income. The loans were collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund would have borne the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities have failed financially. There were no securities loaned as of April 26, 2004. Securities lending expenses in the amount of $2 were paid by the Fund to the Adviser.

Financial futures contracts

The Fund could buy or sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund's instruments. At the time the Fund entered into a financial futures contract, it was required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract was valued at the official settlement price of the board of trade or U.S. commodities exchange on which it traded. Subsequent payments to and from the broker, known as "variation margin," were made on a daily basis as the market price of the financial futures contract fluctuated. Daily variation margin adjustments arising from this "mark to market" were recorded by the Fund as unrealized gains or losses.

When the contracts were closed, the Fund recognized a gain or loss. Risks of entering into financial futures contracts included the possibility that there may have been an illiquid market and/or that a change in the value of the contracts may not have correlated with changes in the value of the underlying securities. In addition, the Fund could have been prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses may have been affected as a result of financial futures contracts. On April 26, 2004, the Fund had deposited $41,600 in a segregated account to cover margin requirements on open financial futures contracts.

The Fund had the following open financial futures contracts on April 26, 2004:

OPEN          NUMBER OF
CONTRACTS     CONTRACTS       POSITION     EXPIRATION       APPRECIATION
------------------------------------------------------------------------
S & P 500     13              Long         JUNE 2004        $6,019

Federal income taxes

The Fund qualified as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and was not subject to federal income tax on taxable income that was distributed to shareholders. Therefore, no federal income tax provision was required as of April 26, 2004, the Fund's final tax year. As of April 26, 2004 for federal income tax purposes, the Fund had $8,488,963 of a capital loss carryforward expiring as follows: October 31, 2008 - $892,139, October 31, 2009 - $3,898,172, October
31, 2010 - $3,254,999, October 31, 2011 - $423,297 and April 26, 2012 -
$20,356.

Dividends, interest and distributions

Dividend income on investment securities was recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identified the dividend. Interest income on investment securities was recorded on the accrual basis. Foreign income may have been subject to foreign withholding taxes, which were accrued as applicable.

The Fund recorded distributions to shareholders from net investment income and net realized gains on the ex-dividend date. During the period ended April 26, 2004, the tax character of distributions paid was as follows: ordinary income $288,232. As of April 26, 2004 the Fund had no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, were determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, were reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund had an investment management contract with the Adviser. Under the investment management contract, the Fund paid a monthly management fee to the Adviser at an annual rate of 0.35% of the Fund's average daily net asset value.

The Adviser had agreed to limit the management fee to 0.10% of the Fund's average daily net asset value until February 29, 2004. Accordingly, the expense reductions related to management fee limitation amounted to $14,076 for the period ended April 26, 2004. Effective March 1, 2004, the Adviser terminated this limitation.

The Adviser had also agreed to limit the Fund's total expenses, excluding the management fee and distribution and service fees, to 0.20% of the Fund's average daily net asset value, until February 29, 2004. Accordingly, the expense reductions related to total expense limitation amounted to $26,493 for the period ended April 26, 2004. Effective March 1, 2004 the Adviser terminated this limitation.

The Fund had a Distribution Plan with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund had adopted a Distribution Plan with respect to Class R, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provided as distributor of shares of the Fund. Accordingly, the Fund made monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class R average daily net asset value. JH Funds had agreed to limit the distribution and service ("12b-1") fee to 0.10% of the Fund's average daily net asset value until February 29, 2004. Accordingly, the expense reductions related to reduction in the 12b-1 fee amounted to $8,446 for the period ended April 26, 2004.

Effective March 1, 2004, JH Funds terminated this limitation. A maximum of 0.25% of 12b-1 payments may have been service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could have occurred under certain circumstances.

The Fund had a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund paid a monthly transfer agent fee at an annual rate of 0.05% of the Fund's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund had an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average net asset value of the Fund.

Mr. James A. Shepherdson was a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees was borne by the Fund. The unaffiliated Trustees may have elected to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset were always equal and were marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund had an unlimited number of shares authorized with no par value.

                                                         PERIOD FROM 11-1-03
                                                                  TO 4-26-04
                              YEAR ENDED 10-31-03                 (UNAUDITED)
                            SHARES         AMOUNT       SHARES        AMOUNT
CLASS R SHARES
Sold                       181,765     $1,255,115       55,473      $450,691
Distributions reinvested     8,792         57,234        4,951        38,071
Repurchased               (339,717)    (2,384,499)  (2,174,159)  (18,037,780)

NET DECREASE              (149,160)   ($1,072,150)  (2,113,735) ($17,549,018)


NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 26, 2004, aggregated $52,191 and $18,387,840, respectively.

The cost of investments owned on April 26, 2004, including short-term investments, for federal income tax purposes was $712,000.

NOTE E
Reclassification of accounts

During the period ended April 26, 2004, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $2,124, a decrease in accumulated net investment loss of $955 and a decrease in capital paid-in of $3,079. This represented the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of April 26, 2004. These reclassifications, which had no impact on the net asset value of the Fund, were primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America. The calculation of net investment income (loss) per share in the Fund's Financial Highlights excluded these adjustments.

NOTE F
Termination

On June 15, 2004, the Trustees voted to abolish the Fund, which after the close of business on April 26, 2004, had no shareholders. All remaining assets were liquidated and turned over to the Adviser, which agreed to assume any outstanding liabilities of the Fund.

NOTE G
Tax information notice

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its final tax year ended April 26, 2004.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended April 26, 2004, 100% of the dividends qualified for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2004.

Shareholders will be mailed a 2004 U.S. Treasury Department Form 1099-DIV in January 2005. This will reflect the total of all distributions that are taxable for the calendar year 2004.

John Hancock 500 Index Fund

TRUSTEES

James F. Carlin
William H. Cunningham
Ronald R. Dion
Charles L. Ladner*
James A. Shepherdson
Stephan Pruchansky
Norman H. Smith
John P. Toolan*

*Members of the Audit Committee

OFFICERS

James A. Shepherdson
President and Chief Executive Officer

Richard A. Brown
Senior Vice President and
Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

 JOHN HANCOCK
Focused Equity Fund

4.30.2004

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chairman, President and Chief Executive Officer, flush left next to first paragraph.]


WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 11

For your information
page 25


To Our Shareholders,

I am pleased to be writing to you as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC.

As you may know, John Hancock Financial Services, Inc. -- the parent company of John Hancock Funds -- was acquired by Manulife Financial Corporation on April 28, 2004. The merger combines two exceptionally strong companies into a single, integrated, global market leader whose scale and capital will create an industry pacesetter strengthening our company's leadership in markets around the world.

Although this change has no impact on the mutual funds you have invested in, it did bring with it some changes in the executive-level management of John Hancock Funds. Specifically, Maureen Ford Goldfarb has decided to step down as chairman, president and chief executive officer in order to pursue personal interests. Since her appointment in January 2000, Maureen has provided John Hancock Funds with strong leadership and steady guidance through several years of extremely turbulent market and industry conditions.

Effective May 12, 2004, I have also been appointed by your Board of Trustees to the roles of Trustee, President and Chief Executive Officer of your fund. I have been in the investment business for over 25 years, most recently as President of Retirement Services at John Hancock Financial Services. In that role, my responsibilities included developing and directing the sale of John Hancock's variable and fixed annuity businesses through a diverse distribution network of banks and broker-dealers -- including wirehouses, regional brokerage houses and financial planners.

Prior to joining John Hancock, I served as Co-Chief Executive Officer of MetLife Investors Group, a subsidiary of MetLife, Inc. In that capacity my responsibilities included the design, manufacture and distribution of MetLife's annuity and life insurance products sold through third-party channels.

Although there has been a change in executive-level management, the one thing that never wavers is John Hancock Funds' commitment to placing the needs of our shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of April 30, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation by
normally invest-
ing at least 80% of
its assets in equity
securities of U.S.
and foreign com-
panies that are
primarily medium-
capitalization
companies in the
capitalization
range of the
Standard & Poor's
MidCap 400 Index.
The Fund uses a
focused invest-
ment strategy and
will typically
concentrate its
investments in
45 to 65 U.S.
and foreign
companies.

Over the last six months

* The stock market experienced virulent sector rotations as the prospect of rising interest rates caused investors to shift out of economically sensitive sectors.

* The Fund maintained its focus on high-quality mid-cap stocks with long histories of continuous earnings growth and profitability.

* Broad industry diversification and high stakes in economically sensitive sectors hampered recent returns as investors shifted to more defensive areas.

[Bar chart with heading "John Hancock Focused Equity Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2004." The chart is scaled in increments of 1% with 0% at the bottom and 2% at the top. The first bar represents the 1.89% total return for Class A. The second bar represents the 1.45% total return for Class B. The third bar represents the 1.45% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 2.5%   Station Casinos, Inc.
 2.4%   ResMed, Inc.
 2.4%   L-3 Communications Holdings, Inc.
 2.3%   Pulte Homes, Inc.
 2.3%   Medicis Pharmaceutical Corp. (Class A)
 2.3%   BJ Services Co.
 2.3%   Texas Regional Bancshares, Inc. (Class A)
 2.3%   Steel Dynamics, Inc.
 2.3%   O'Reilly Automotive, Inc.
 2.2%   ChoicePoint, Inc.

As a percentage of net assets on April 30, 2004.

BY HENRY E. MEHLMAN, CFA, AND ALAN E. NORTON, CFA, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Focused Equity Fund

After a strong run in 2003, the stock market turned choppy during the first few months of 2004, as a dynamic tension emerged between investors focused on positive earnings growth and those concerned about the prospect of rising interest rates. Many companies reported earnings numbers that beat or exceeded expectations. At the same time, rising commodity prices, fueled by growing demand from China, India and other emerging markets, stoked inflation worries. Investors reacted by selling stocks in economically sensitive sectors and buying stocks in sectors that tend to be less affected by interest-rate changes. Against a backdrop of virulent and fast sector rotations, the Standard & Poor's 500 Index climbed 6.27% for the six months ended April 30, 2004. Mid-cap stocks fared better than large-cap stocks, but trailed small-cap names. The Standard & Poor's 400 MidCap Index closed up 6.93% for the six-month period.

"After a strong run in
 2003, the stock market
 turned choppy during
 the first few months
 of 2004..."

STAYING THE COURSE

Although the market was volatile, we stuck with our disciplined investment strategy. Our focus remained on high-quality, mid-cap companies with long records of continuous earnings growth, balance sheets carrying plenty of cash and little debt, superior levels of profitability and leadership positions in the markets they serve. We kept the Fund balanced by maintaining diversification across industry sectors. We also stayed diversified across earnings growth rates, owning a mix of companies with slow, medium and fast growth rates. When stocks that met our investment criteria declined for no justifiable reason, we opportunistically added to our stakes.

PERFORMANCE REVIEW

For the six months ended April 30, 2004, John Hancock Focused Equity Fund's Class A, Class B and Class C shares returned 1.89%, 1.45% and 1.45%, respectively, at net asset value. By comparison, the average mid-cap growth fund returned 2.64%, according to Lipper, Inc.1 Keep in mind that your net asset value return will differ from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. For historical performance information, please see pages six and seven. The Fund's broad industry diversification and sizable stake in economically sensitive sectors hampered relative returns.

[Photos of Alan Norton and Henry Mehlman flush right next to first paragraph.]

GAINS FROM FINANCIALS, ENERGY, HEALTH CARE

Our financial, energy and health-care stock picks helped performance. In the financial sector, the Fund owned a geographically diversified group of regional banks and other financial companies that did well. Standouts included Texas Regional Bancshares; Transatlantic Holdings, a reinsurer; and IndyMac Bancorp., a technology-based provider of mortgage products and services nationwide. Energy stocks rallied sharply, buoyed by continued high oil and natural gas commodity prices, tight supplies and growing demand worldwide. Exploration and production companies used their increased cash flows to expand drilling activity. This benefited energy service companies such as National-Oilwell and BJ Services, which were among our top performers.

"Our financial, energy and
 health-care stock picks
 helped performance."

Health-care stocks moved into favor as investors looked for sectors that would be immune to rising interest rates. In addition, new technological developments improved prospects for specific stocks. Medicis Pharmaceutical, which saw strong demand for a new dermatological product called Restylane, and ResMed, which came out with improved treatments for sleep apnea, both rallied nicely. Caremark Rx, a pharmaceutical benefits manager, also did well, benefiting as the acquisition of a major competitor helped to solidify its market share. In addition, Quest Diagnostics, a company that operates full service medical testing labs nationwide, rose as increased hiring boosted demand for pre-employment drug screening.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Computers 12%, the second is Electronics 11%, the third Retail 10%, the fourth Medical 9%, and the fifth Banks -- United States 8%.]

DISAPPOINTMENTS IN TECHNOLOGY
AND INDUSTRIALS

Technology stocks went through a particularly rough stretch during the first four months of 2004. Industries with the strongest ties to the economic cycle suffered the steepest declines. Our biggest disappointments were semiconductor-related companies, including QLogic, Emulex and Intersil. SanDisk, a leader in flash data storage for digital cameras, also plummeted amid fears that price reductions would cut into profit margins. We held on to all four positions, believing that earnings growth prospects remained strong. Our above-average stake in industrials also hurt performance, as gains fell somewhat short of the sector's overall return. Among the stocks that held us back was Finning International, one of the largest Caterpillar dealers in the world. It tumbled despite strong results from the company's South American operations and the anticipation of a pickup in Canada and the United Kingdom.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 4-30-04." The chart is divided into two sections (from top to left): Common stocks 97%, and Short-term investments & other 3%.]

CONSUMER DISCRETIONARY

Consumer discretionary stocks gained ground, but also trailed the benchmark's holdings. Among our top gainers were Station Casinos and International Game Technology. Station Casinos benefited from an improved economic environment in Las Vegas, as well as successful contracts to operate Native American casinos. International Game Technology, a leading manufacturer of slot machines, also saw strong demand as existing casinos updated their products to attract new patrons. Pulte Homes, a homebuilder, was another solid performer, rallying as low interest rates fueled continued strong demand. By contrast,

LeapFrog Enterprises, an education company, fell sharply after reporting earnings that were slightly below expectations, while Tiffany & Co. suffered as investors moved away from retail names and toward more defensive sectors.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is QLogic followed by a down arrow with the phrase "Missed revenue expectations, concerns about sustainability of demand." The second listing is LeapFrog Enterprises followed by a down arrow with the phrase "Slower-than-expected earnings growth." The third listing is Medicis Pharmaceutical followed by an up arrow with the phrase "Successful introduction of new product to treat facial wrinkles."]

"We believe, however, that a
 modest increase in rates will
 have little negative impact
 on the growth prospects of
 high-quality companies."

REASONS FOR OPTIMISM

Despite current uncertainties, we remain ebullient about the economy. We think there is the potential, for the first time in history, for a simultaneous rebound in the economies of Asia, the United States and Europe. As economic growth improves, interest rates will inevitably rise. We believe, however, that a modest increase in rates will have little negative impact on the growth prospects of high-quality companies. We are also encouraged to hear that many of the companies we own are finally getting price increases above and beyond their cost increases. We think this is an encouraging trend that could lead to expanding profit margins. New technologies developed in recent years should also fuel strong corporate spending, as many companies look at replacing obsolete products. We think this bodes especially well for industrial and technology companies and we plan to keep sizable stakes in these sectors.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

 A LOOK AT
PERFORMANCE

For the period ended
April 30, 2004
                                           Class A      Class B      Class C
Inception date                             11-1-00      11-1-00      11-1-00

Average annual returns with maximum sales charge (POP)
One year                                     20.75%       21.00%       23.76%
Since inception                             -13.05%      -13.15%      -12.64%

Cumulative total returns with maximum sales charge (POP)
Six months                                   -3.15%       -3.55%       -0.51%
One year                                     20.75%       21.00%       23.76%
Since inception                             -38.65%      -38.89%      -37.62%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge
(CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

 GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's MidCap 400 Index.

                                             S&P
             Cum Value    Cum Value       MidCap
               of $10K      of $10K          400
Plot Date     (No Load)     (w/Load)       Index

11-1-00        $10,000       $9,500      $10,000
11-30-00         8,840        8,395        9,245
1-31-01         11,350       10,779       10,174
4-30-01         10,030        9,525        9,860
5-31-01         10,830       10,285       10,090
7-31-01         10,050        9,544        9,900
10-31-01         7,170        6,809        8,755
1-31-02          7,990        7,588        9,842
4-30-02          6,550        6,220       10,509
5-31-02          5,960        5,660       10,341
7-31-02          4,830        4,587        8,655
10-31-02         4,660        4,425        8,345
1-31-03          4,690        4,454        8,217
4-30-03          5,080        4,824        8,676
5-31-03          5,490        5,214        9,396
7-31-03          5,590        5,309        9,853
10-31-03         6,340        6,021       10,909
1-31-04          6,540        6,211       11,728
4-30-04          6,460        6,135       11,655

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents Index and is equal to $11,655 as of April 30, 2004. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Focused Equity Fund, before sales charge and is equal to $6,460 as of April 30, 2004. The third line represents the value of the hypothetical $10,000 investment made in the John Hancock Focused Equity Fund, after sales charge, and is equal to $6,135 as of April 30, 2004.

                                    Class B      Class C 1
Period beginning                    11-1-00      11-1-00
Without sales charge                 $6,300       $6,300
With maximum sales charge            $6,111       $6,238
Index                               $11,655      $11,655

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor's MidCap 400 Index is an unmanaged index of 400 domestic stocks of medium-size companies.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

 FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

Securities owned
by the Fund on
April 30, 2004
(unaudited)


ISSUER                                                                                         SHARES           VALUE
COMMON STOCKS 96.66%                                                                                      $14,166,574
(Cost $12,427,188)

Banks -- United States 8.09%                                                                                1,185,287
Cullen/Frost Bankers, Inc.                                                                      7,500         324,750
Investors Financial Services Corp.                                                              6,500         252,655
National Commerce Financial Corp.                                                              10,000         265,900
Texas Regional Bancshares, Inc. (Class A)                                                       8,100         341,982

Building 6.59%                                                                                                966,030
Chicago Bridge & Iron Co. NV (NY Reg Shares) (Netherlands)                                     11,200         322,000
Lennar Corp.                                                                                    6,400         299,840
Pulte Homes, Inc.                                                                               7,000         344,190

Business Services -- Misc. 4.11%                                                                              603,145
ChoicePoint, Inc.*                                                                              7,500         329,400
Corporate Executive Board Co. (The)*                                                            5,300         273,745

Computers 11.52%                                                                                            1,688,116
Avocent Corp.*                                                                                  9,000         288,810
CACI International, Inc. (Class A)*                                                             6,500         295,750
Cognex Corp.                                                                                   10,200         324,156
Emulex Corp.*                                                                                  14,000         233,380
Manhattan Associates, Inc.* +                                                                  10,000         268,700
SanDisk Corp. *                                                                                12,000         277,320

Consumer Products Misc. 1.85%                                                                                 270,800
Yankee Candle Co, Inc. (The)*                                                                  10,000         270,800

Electronics 11.03%                                                                                          1,616,471
Intersil Corp. (Class A)                                                                       13,300         262,675
Jabil Circuit, Inc.*                                                                            9,000         237,510
L-3 Communications Holdings, Inc.*                                                              5,600         345,744
Novellus Systems, Inc.*                                                                         9,000         260,640
QLogic Corp.* +                                                                                 9,000         242,910
Varian Semiconductor Equipment Associates, Inc. *                                               8,200         266,992

Engineering/R&D Services 1.91%                                                                                279,457
Jacobs Engineering Group, Inc.*                                                                 6,700         279,457

See notes to
financial statements.


8


FINANCIAL STATEMENTS


ISSUER                                                                                         SHARES           VALUE
Finance 3.67%                                                                                                $538,407
Eaton Vance Corp.                                                                               7,700         281,127
IndyMac Bancorp., Inc.                                                                          8,000         257,280

Insurance 5.92%                                                                                               867,336
Ambac Financial Group, Inc.                                                                     4,200         289,800
Gallagher (Arthur J.) & Co.                                                                     8,200         264,286
Transatlantic Holdings, Inc.                                                                    3,500         313,250

Leisure 6.05%                                                                                                 887,086
International Game Technology                                                                   5,400         203,796
LeapFrog Enterprises, Inc.* +                                                                  15,000         322,650
Station Casinos, Inc.                                                                           8,000         360,640

Machinery 1.90%                                                                                               278,858
Finning International, Inc. (Canada)                                                           12,500         278,858

Medical 8.98%                                                                                               1,316,743
Medicis Pharmaceutical Corp. (Class A)                                                          8,000         343,360
Quest Diagnostics, Inc.*                                                                        3,700         312,095
ResMed, Inc.* +                                                                                 7,100         349,888
Taro Pharmaceutical Industries Ltd. (Israel)*                                                   7,200         311,400

Oil & Gas 6.62%                                                                                               969,814
BJ Services Co.*                                                                                7,700         342,650
Nabors Industries Ltd. (Bermuda)*                                                               6,900         306,084
National-Oilwell, Inc.* +                                                                      11,500         321,080

Retail 10.23%                                                                                               1,499,111
Cheesecake Factory Inc. (The)* +                                                                6,000         254,100
Michaels Stores, Inc.6,000                                                                                    300,180
O'Reilly Automotive, Inc.*                                                                      7,500         336,675
Ruby Tuesday, Inc.                                                                             10,550         315,656
Tiffany & Co.                                                                                   7,500         292,500

Steel 2.30%                                                                                                   336,980
Steel Dynamics, Inc. * +                                                                       14,000         336,980

Transportation 5.89%                                                                                          862,933
C.H. Robinson Worldwide, Inc.                                                                   7,700         316,008
Expeditors International of Washington, Inc.                                                    7,500         301,425
Heartland Express, Inc.                                                                        10,000         245,500

See notes to
financial statements.


9


FINANCIAL STATEMENTS


                                                                            INTEREST        PAR VALUE
ISSUER, MATURITY DATE                                                       RATE           (000s OMITTED)       VALUE
SHORT-TERM INVESTMENTS 13.45%                                                                              $1,971,878
(Cost $1,971,878)

Joint Repurchase Agreement 2.66%
Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. --
Dated 04-30-04, due 05-03-04 (Secured by
U.S. Treasury Inflation Indexed Bond 3.875%,
due 04-15-29, and U.S. Treasury Inflation
Indexed Note 3.000%, due 07-15-12)                                          0.93%           $390              390,000


                                                                                            SHARES
Cash Equivalents 10.79%
AIM Cash Investment Trust **                                                                1,581,878       1,581,878

TOTAL INVESTMENTS 110.11%                                                                                 $16,138,452

OTHER ASSETS AND LIABILITIES, NET (10.11%)                                                                ($1,481,890)

TOTAL NET ASSETS 100.00%                                                                                  $14,656,562


 + All or a portion of this security is on loan as of April 30, 2004.

 * Non-income-producing security.

** Represents investment of securities lending collateral.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2004
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $14,399,066)
including $1,529,164 of securities loaned                         $16,138,452
Cash                                                                      828
Receivable for investments sold                                       199,833
Receivable for shares sold                                             43,227
Dividends and interest receivable                                       1,048
Receivable from affiliates                                              9,974
Other assets                                                            1,528

Total assets                                                       16,394,890

LIABILITIES
Payable for investments purchased                                     113,284
Payable for shares repurchased                                            165
Payable for securities on loan                                      1,581,878
Payable to affiliates
Management fees                                                        10,609
Distribution and service fees                                             918
Other                                                                   6,440
Other payables and accrued expenses                                    25,034

Total liabilities                                                   1,738,328

NET ASSETS
Capital paid-in                                                    29,686,365
Accumulated net realized loss on investments
and foreign currency transactions                                 (16,679,583)
Net unrealized appreciation of investments                          1,739,386
Accumulated net investment loss                                       (89,606)

Net assets                                                        $14,656,562

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($6,714,680 [DIV] 1,039,783 shares)                             $6.46
Class B ($5,914,035 [DIV] 937,994 shares)                               $6.30
Class C ($2,027,847 [DIV] 321,634 shares)                               $6.30

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($6.46 [DIV] 95%)                                             $6.80
Class C ($6.30 [DIV] 99%)                                               $6.36


1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
April 30, 2004
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $379)                  $37,758
Securities lending                                                      9,357
Interest                                                                1,972

Total investment income                                                49,087

EXPENSES
Investment management fees                                             61,961
Class A distribution and service fees                                   9,620
Class B distribution and service fees                                  29,938
Class C distribution and service fees                                  10,889
Transfer agent fees                                                    40,477
Registration and filing fees                                           19,740
Professional fees                                                      10,087
Printing                                                                6,842
Custodian fees                                                          6,513
Accounting and legal services fees                                      2,187
Miscellaneous                                                             779
Trustees' fees                                                            326
Securities lending fees                                                   231

Total expenses                                                        199,590
Less expense reductions                                               (61,669)

Net expenses                                                          137,921

Net investment loss                                                   (88,834)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                                           868,549
Foreign currency transactions                                            (65)
Change in net unrealized appreciation (depreciation)
of investments                                                       (541,480)

Net realized and unrealized gain                                      327,004

Increase in net assets from operations                               $238,170

1 Semiannual period from 11-1-03 through 4-30-04.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                  YEAR        PERIOD
                                                 ENDED         ENDED
                                              10-31-03       4-30-04 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                          ($154,391)     ($88,834)
Net realized gain (loss)                       (61,105)      868,484
Change in net unrealized
appreciation (depreciation)                  3,741,653      (541,480)

Increase in net assets resulting
from operations                              3,526,157       238,170
From Fund share transactions                (1,964,090)      840,725

NET ASSETS
Beginning of period                         12,015,600    13,577,667

End of period 2                            $13,577,667   $14,656,562


1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

2 Includes accumulated net investment loss of $772 and $89,606, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                10-31-01 1,2   10-31-02 2   10-31-03   4-30-04 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $10.00          $7.17        $4.66     $6.34
Net investment loss 4                          (0.10)         (0.06)       (0.05)    (0.03)
Net realized and unrealized
gain (loss) on investments                     (2.73)         (2.45)        1.73      0.15
Total from
investment operations                          (2.83)         (2.51)        1.68      0.12
Net asset value,
end of period                                  $7.17          $4.66        $6.34     $6.46
Total return 5,6 (%)                          (28.30) 7      (35.01)       36.05      1.89 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                    $12             $6           $6        $7
Ratio of expenses
to average net assets (%)                       1.50 8         1.50         1.50      1.50 8
Ratio of adjusted expenses
to average net assets 9 (%)                     2.47 8         2.13         2.68      2.35 8
Ratio of net investment loss
to average net assets (%)                      (1.09) 8       (0.89)       (0.97)    (0.83) 8
Portfolio turnover (%)                            97            144           46        29


See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS B SHARES

PERIOD ENDED                                10-31-01 1,2   10-31-02 2  10-31-03   4-30-04 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $10.00          $7.12       $4.59     $6.21
Net investment loss 4                          (0.17)         (0.10)      (0.08)    (0.05)
Net realized and unrealized
gain (loss) on investments                     (2.71)         (2.43)       1.70      0.14
Total from
investment operations                          (2.88)         (2.53)       1.62      0.09
Net asset value,
end of period                                  $7.12          $4.59       $6.21     $6.30
Total return 5,6 (%)                          (28.80) 7      (35.53)      35.29      1.45 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                    $11             $5          $6        $6
Ratio of expenses
to average net assets (%)                       2.20 8         2.18        2.17      2.20 8
Ratio of adjusted expenses
to average net assets 9 (%)                     3.17 8         2.81        3.35      3.05 8
Ratio of net investment loss
to average net assets (%)                      (1.80) 8       (1.57)      (1.64)    (1.53) 8
Portfolio turnover (%)                            97            144          46        29

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

PERIOD ENDED                                10-31-01 1,2    10-31-02 2    10-31-03    4-30-04 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $10.00           $7.12         $4.59      $6.21
Net investment loss 4                          (0.17)          (0.10)        (0.09)     (0.05)
Net realized and unrealized
gain (loss) on investments                     (2.71)          (2.43)         1.71       0.14
Total from
investment operations                          (2.88)          (2.53)         1.62       0.09
Net asset value,
end of period                                  $7.12           $4.59         $6.21      $6.30
Total return 5,6 (%)                          (28.80) 7       (35.53)        35.29       1.45 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                     $4              $2            $2         $2
Ratio of expenses
to average net assets (%)                       2.20 8          2.20          2.20       2.20 8
Ratio of adjusted expenses
to average net assets 9 (%)                     3.17 8          2.83          3.38       3.05 8
Ratio of net investment loss
to average net assets (%)                      (1.78) 8        (1.59)        (1.67)     (1.52) 8
Portfolio turnover (%)                            97             144            46         29


1 Class A, Class B and Class C shares began operations on 11-1-00.

2 Audited by previous auditor.

3 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Does not take into consideration expense reductions during the periods shown.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Focused Equity Fund (the "Fund") is a non-diversified series of John Hancock Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value, as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into

U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2004.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2004, the Fund loaned securities having a market value of $1,529,164 collateralized by cash in the amount of $1,581,878. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Forward foreign currency exchange
contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had no open forward foreign currency exchange contracts on April 30, 2004.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $17,485,929 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2010 -- $17,340,921 and October 31, 2011 -- $145,008.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.85% of the Fund's average daily net asset value.

The Adviser has agreed to limit the Fund's total expenses, excluding distribution and service fees, to 1.20% of the Fund's average daily net assets, at least until February 28, 2005. Accordingly, the expense reductions related to the Fund's total expense limitation amounted to $60,373 for the period ended April 30, 2004. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2004, JH Funds received net up-front sales charges of $10,108 with regard to sales of Class A shares. Of this amount, $1,588 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $6,477 was paid as sales commissions to unrelated broker-dealers and $2,043 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2004, JH Funds received net up-front sales charges of $1,271 with regard to sales of Class C shares. Of this amount, $1,183 was paid as sales commissions to unrelated broker-dealers and $88 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30,

2004, CDSCs received by JH Funds amounted to $8,508 for Class B shares and $78 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the Fund's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services reduced the transfer agent fee for Class A, Class B and Class C shares by $1,296 during the period ended April 30, 2004. Signature Services reserves the right to terminate this limitation in the future.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average daily net asset value of the Fund. The Fund also paid the Adviser the amount of $37 for certain publishing services, included in the printing fees.

The Adviser and other subsidiaries of JHLICo owned 100,000 shares of beneficial interest of the Fund on April 30, 2004.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                 YEAR ENDED 10-31-03          PERIOD ENDED 4-30-04 1
                              SHARES          AMOUNT        SHARES          AMOUNT
CLASS A SHARES
Sold                         248,592      $1,335,814       237,031      $1,543,357
Repurchased                 (520,024)     (2,620,633)     (117,559)       (771,193)
Net increase (decrease)     (271,432)    ($1,284,819)      119,472        $772,164

CLASS B SHARES
Sold                         195,907      $1,049,933       197,891      $1,261,433
Repurchased                 (345,013)     (1,703,787)     (158,530)     (1,021,727)
Net increase (decrease)     (149,106)      ($653,854)       39,361        $239,706

CLASS C SHARES
Sold                         113,175        $608,137        52,629        $336,619
Repurchased                 (124,810)       (633,554)      (79,327)       (507,764)
Net decrease                 (11,635)       ($25,417)      (26,698)      ($171,145)

NET INCREASE (DECREASE)     (432,173)    ($1,964,090)      132,135        $840,725

1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

NOTE D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2004, aggregated $4,921,669 and $4,095,831, respectively.

The cost of investments owned on April 30, 2004, including short-term investments, for federal income tax purposes, was $14,461,203. Gross unrealized appreciation and depreciation of investments aggregated $2,278,002 and $600,753, respectively, resulting in net unrealized appreciation of $1,677,249. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

OUR FAMILY
OF FUNDS

-----------------------------------------------------------
Equity                  Balanced Fund
                        Classic Value Fund
                        Core Equity Fund
                        Focused Equity Fund
                        Growth Trends Fund
                        International Fund
                        Large Cap Equity Fund
                        Large Cap Growth Fund
                        Large Cap Select Fund
                        Mid Cap Growth Fund
                        Multi Cap Growth Fund
                        Small Cap Equity Fund
                        Small Cap Growth Fund
                        Sovereign Investors Fund
                        U.S. Global Leaders Growth Fund

-----------------------------------------------------------
Sector                  Biotechnology Fund
                        Financial Industries Fund
                        Health Sciences Fund
                        Real Estate Fund
                        Regional Bank Fund
                        Technology Fund

-----------------------------------------------------------
Income                  Bond Fund
                        Government Income Fund
                        High Income Fund
                        High Yield Fund
                        Investment Grade Bond Fund
                        Strategic Income Fund

-----------------------------------------------------------
Tax-Free Income         California Tax-Free Income Fund
                        High Yield Municipal Bond Fund
                        Massachusetts Tax-Free Income Fund
                        New York Tax-Free Income Fund
                        Tax-Free Bond Fund

-----------------------------------------------------------
Money Market            Money Market Fund
                        U.S. Government Cash Reserve

For more complete information on any John Hancock fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery

FOR YOUR
INFORMATION


TRUSTEES

James F. Carlin
William H. Cunningham
Ronald R. Dion
Charles L. Ladner*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,
USMC (Ret.)
John P. Toolan*

*Members of the Audit Committee

OFFICERS

James A. Shepherdson
President and Chief Executive Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service
representatives                   1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                          1-800-225-5291

On the Fund's Web site            www.jhfunds.com/proxy

On the SEC's Web site             www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Focused Equity Fund.


610SA  4/04
       6/04

 JOHN HANCOCK
Multi Cap
Growth Fund

4.30.2004

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chairman, President and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Manager's report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 11

For your information
page 25


To Our Shareholders,

I am pleased to be writing to you as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC.

As you may know, John Hancock Financial Services, Inc. -- the parent company of John Hancock Funds -- was acquired by Manulife Financial Corporation on April 28, 2004. The merger combines two exceptionally strong companies into a single, integrated, global market leader whose scale and capital will create an industry pacesetter strengthening our company's leadership in markets around the world.

Although this change has no impact on the mutual funds you have invested in, it did bring with it some changes in the executive-level management of John Hancock Funds. Specifically, Maureen Ford Goldfarb has decided to step down as chairman, president and chief executive officer in order to pursue personal interests. Since her appointment in January 2000, Maureen has provided John Hancock Funds with strong leadership and steady guidance through several years of extremely turbulent market and industry conditions.

Effective May 12, 2004, I have also been appointed by your Board of Trustees to the roles of Trustee, President and Chief Executive Officer of your fund. I have been in the investment business for over 25 years, most recently as President of Retirement Services at John Hancock Financial Services. In that role, my responsibilities included developing and directing the sale of John Hancock's variable and fixed annuity businesses through a diverse distribution network of banks and broker-dealers -- including wirehouses, regional brokerage houses and financial planners.

Prior to joining John Hancock, I served as Co-Chief Executive Officer of MetLife Investors Group, a subsidiary of MetLife, Inc. In that capacity my responsibilities included the design, manufacture and distribution of MetLife's annuity and life insurance products sold through third-party channels.

Although there has been a change in executive-level management, the one thing that never wavers is John Hancock Funds' commitment to placing the needs of our shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of April 30, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation by
normally investing
in a diversified
portfolio of
growth-oriented
stocks of U.S. and
foreign companies
of any size.

Over the last six months

* Improving economic conditions provided a lift to the stock market, which posted solid gains; however, growth stocks lagged the broader market.

* The Fund focused on sectors of the market that would benefit most from an economic recovery.

* Stock selection among technology stocks contributed positively to Fund performance, while consumer stocks detracted from results.

[Bar chart with heading "John Hancock Multi Cap Growth Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2004." The chart is scaled in increments of 1% with 0% at the bottom and 5% at the top. The first bar represents the 4.50% total return for Class A. The second bar represents the 4.01% total return for Class B. The third bar represents the 4.01% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 3.5%   Autodesk, Inc.
 2.5%   Johnson & Johnson
 2.4%   Amgen, Inc.
 2.4%   Microsoft Corp.
 2.3%   Pfizer, Inc.
 2.3%   Cendant Corp.
 2.3%   Evergreen Resources, Inc.
 2.3%   Itron, Inc.
 2.3%   BARRA, Inc.
 2.2%   Motorola, Inc.

As a percentage of net assets on April 30, 2004.

BY ANURAG PANDIT, CFA, PORTFOLIO MANAGER

MANAGER'S
REPORT

JOHN HANCOCK
Multi Cap Growth Fund

Robert J. Uek, previously a member of the Fund's portfolio management team, recently left John Hancock Advisers, LLC to pursue other opportunities.

U.S. stocks generally posted positive results for the six months ended April 30, 2004. The economic recovery that began in early 2003 continued to blossom as job growth -- which had been the missing element in the recovery -- rebounded sharply toward the end of the period. Improving economic conditions, as well as a weaker U.S. dollar, led to robust corporate profit growth, which in turn pushed stock prices higher. The stock market posted especially strong gains in the first half of the period, ending 2003 with its best calendar-year performance in eight years. Although stocks continued to rise in early 2004, the market grew choppy during the last few months of the period in response to rising commodity prices (especially oil), concerns about terrorism and expectations of higher interest rates.

"U.S. stocks generally
 posted positive results
 for the six months
 ended April 30, 2004."

For the six-month period, the broad stock market, as measured by the Standard & Poor's 500 Index, gained 6.27%. Small- and mid-cap stocks continued to outperform their large-cap counterparts, albeit by a narrow margin. The small-cap Russell 2000 Index returned 6.54%, slightly ahead of the return of the large-cap Standard & Poor's 500 Index. Growth stocks, which struggled during the last half of the period, lagged the overall market; the Russell 1000 Growth Index (large-cap growth stocks) returned 4.14%, while the Russell 2000 Growth Index (small-cap growth stocks) returned 4.01%.

FUND PERFORMANCE

For the six months ended April 30, 2004, the John Hancock Multi Cap Growth Fund's Class A, Class B and Class C shares posted total returns of 4.50%, 4.01% and 4.01%, respectively, at net asset value. By comparison, the average multi-cap growth fund returned 2.49%, according to Lipper Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

[Photo of Anurag Pandit flush right next to first paragraph.]


PORTFOLIO STRATEGY

In the past six months, we continued our emphasis on cyclical segments of the market that typically benefit the most from an improving economy. As a result, the Fund held overweighted positions in technology and consumer discretionary stocks, while underweighting defensive sectors such as health care and consumer staples.

Unfortunately, these pro-cyclical sector weightings detracted somewhat from performance, particularly in the last part of the period, as defensive stocks posted the best results. Nonetheless, the Fund outperformed the Russell growth indexes and its Lipper group average thanks to individual stock selection.

GAINING AN EDGE IN TECHNOLOGY

Our stock selection was especially successful among technology stocks, which made up the largest sector weighting in the portfolio. Technology stocks were one of the few segments of the market to decline during the period, but the Fund's technology holdings posted positive results overall, and three of the top five performance contributors in the portfolio were technology stocks.

"Our stock selection
 was especially
 successful among
 technology stocks..."

We focused on software companies, which we thought would benefit the most from a rebound in technology spending. We were also attracted to their relatively high profit margins and limited exposure to the rising costs of raw materials. The Fund's best performance contributor was Autodesk, which makes the leading software for drafting and building design. Successful product upgrades in 2003 provided a strong boost to Autodesk's profits, and its stock price rose sharply.

Motorola, the maker of cellular phones and other communications equipment, was another top contributor to portfolio performance. Motorola went through a management shake-up and reorganization in 2003 that included a planned spin-off of its semiconductor business. With a renewed focus on the mobile phone market, the company introduced a number of new products, which met with strong demand. As a result, Motorola gained market share, earnings surged and its stock price rebounded.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Computers 22%, the second is Medical 17%, the third Electronics 9%, the fourth Telecommunications 7%, and the fifth Finance 5%.]

GOOD CHOICES IN ENERGY AND HEALTH CARE

Stock selection in the health-care and energy sectors, which were among the best-performing segments of the market during the period, also provided a lift to performance. In the energy sector, the top performance contributor was Evergreen Resources, a natural gas producer that benefited from rising prices and takeover speculation. Becton Dickinson, a medical supplies company that posted strong revenue growth, was the best contributor in the portfolio's health-care segment.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 4-30-04." The chart is divided into two sections (from top to left): Common stocks 97%, and Short-term investments & other 3%.]

CONSUMER STOCKS WEIGH ON PERFORMANCE

Consumer stocks were the weakest performers in the portfolio during the period. In particular, the Fund's consumer discretionary holdings were the only sector of the portfolio to post a negative return overall, largely because of poor stock selection.

The portfolio's biggest performance detractor was Imax, which makes high-quality theater projection systems. Imax reported earnings and revenues that disappointed many investors, who punished the stock. We still like the company's prospects, especially the growth potential of its increasingly successful movie production business.

Cost Plus, a specialty retailer, also contributed negatively to results. The home furnishings chain lowered its earnings forecast and reported disappointing sales growth.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Trimble Navigation followed by an up arrow with the phrase "Maker of satellite navigation systems increased earnings forecast." The second listing is Eon Labs followed by an up arrow with the phrase "Generic-drug maker benefited from expanded product line, strong demand." The third listing is Macrovision followed by a down arrow with the phrase "Increased competition weighed on video security company."]


OUTLOOK

After a series of extremes over the past decade -- the outsized gains of the late 1990s, the sharp declines from 2000 to 2002, and the strong rebound last year -- the stock market appears to be on track for a more "normal" year in 2004. The environment for stocks is generally positive, but the market faces some potential hurdles that could limit its upside.

"The environment for stocks
 is generally positive, but
 the market faces some
 potential hurdles that
 could limit its upside."

On the positive side, the economic expansion of the past year has been very supportive for business, and corporate profits continue to grow at a robust rate. In addition, stocks have historically performed well in a presidential election year.

However, there are two primary risks to the favorable outlook for stocks. The first is the possibility of rising interest rates, which increase the cost of capital for corporations. The other risk is higher oil and commodity prices, which may put pressure on profit margins in some segments of the economy, particularly the manufacturing sector.

This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. The manager's statements reflect his own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

 A LOOK AT
PERFORMANCE

For the period ended
April 30, 2004

                              Class A      Class B      Class C
Inception date                12-1-00      12-1-00      12-1-00

Average annual returns with maximum sales charge (POP)
One year                        24.39%       24.83%       27.54%
Since inception                 -8.41%       -8.50%       -7.95%

Cumulative total returns with maximum sales charge (POP)
Six months                      -0.72%       -0.99%        1.98%
One year                        24.39%       24.83%       27.54%
Since inception                -25.89%      -26.13%      -24.63%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge
(CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

 GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in a blended index.

                                           50/50
                                         Russell
                                       1000/2000
             Cum Value    Cum Value       Growth
               of $10K      of $10K        Index
              (No Load)     (w/Load)       Blend

12-1-00        $10,000       $9,500      $10,000
12-31-00        10,170        9,661       10,148
1-31-01          9,920        9,424       10,909
4-30-01          8,120        7,714        9,347
5-31-01          8,180        7,771        9,386
7-31-01          7,830        7,438        8,888
10-31-01         6,780        6,441        7,703
1-31-02          7,460        7,087        8,418
4-30-02          7,120        6,764        8,019
5-31-02          6,890        6,545        7,688
7-31-02          5,730        5,443        6,276
10-31-02         5,815        5,524        6,139
1-31-03          5,540        5,263        5,996
4-30-03          5,957        5,660        6,508
5-31-03          6,558        6,230        7,037
7-31-03          6,894        6,550        7,512
10-31-03         7,465        7,091        8,214
1-31-04          7,994        7,594        8,866
4-30-04          7,801        7,411        8,385

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Index and is equal to $8,385 as of April 30, 2004. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Multi Cap Growth Fund, before sales charge, and is equal to $7,801 as of April 30, 2004. The third line represents the value of the same hypothetical investment made in the John Hancock Multi Cap Growth Fund, after sales charge, and is equal to $7,411 as of April 30, 2004.

                                    Class B      Class C 1
Period beginning                    12-1-00      12-1-00
Without sales charge                 $7,613       $7,613
With maximum sales charge            $7,387       $7,537
Index                                $8,385       $8,385

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

A blended index is used combining 50% of the Russell 1000 Growth Index, an unmanaged index composed of the Russell 1000 securities that have a greater-than-average growth orientation, and 50% of the Russell 2000 Growth Index, an unmanaged index that contains those stocks from the Russell 2000 Index with a greater-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

 FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2004
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


ISSUER                                                                                         SHARES          VALUE
COMMON STOCKS 97.45%                                                                                       $8,474,562
(Cost $7,631,884)

Advertising 0.43%                                                                                              37,525
DoubleClick, Inc.*                                                                              4,650          37,525

Automobiles/Trucks 1.41%                                                                                      122,910
BorgWarner, Inc.                                                                                1,500         122,910

Broker Services 1.98%                                                                                         172,104
E*TRADE Group, Inc.*                                                                           15,150         172,104

Chemicals 4.11%                                                                                               357,800
Airgas, Inc.*                                                                                   5,550         122,932
Ecolab, Inc.                                                                                    3,700         110,260
Sigma-Aldrich Corp.                                                                             2,200         124,608

Computers 22.31%                                                                                            1,940,159
Autodesk, Inc.                                                                                  9,050         303,175
Avocent Corp.*                                                                                  4,850         155,636
BARRA, Inc.*                                                                                    4,850         198,123
Digital Insight Corp.*                                                                          8,450         163,085
FactSet Research Systems, Inc.+                                                                 3,150         125,244
Hyperion Solutions Corp.*                                                                       4,000         153,520
Informatica Corp.*                                                                             11,400          82,536
Itron, Inc.*                                                                                    9,300         198,834
Lexmark International, Inc.*                                                                    1,550         140,213
Macromedia, Inc.*                                                                               3,750          77,250
McDATA Corp. (Class A)*                                                                         5,850          31,180
Microsoft Corp.                                                                                 7,900         205,163
Websense, Inc.*                                                                                 3,600         106,200

Cosmetics & Personal Care 2.01%                                                                               174,488
Procter & Gamble Co. (The)                                                                      1,650         174,488

Diversified Operations 2.33%                                                                                  202,559
Cendant Corp.*                                                                                  8,554         202,559

Electronics 9.21%                                                                                             800,563
American Power Conversion Corp.                                                                 5,400         100,764
Artisan Components, Inc.*+                                                                      6,550         153,270
Intel Corp.                                                                                     4,450         114,498

See notes to
financial statements.


8


FINANCIAL STATEMENTS


ISSUER                                                                                         SHARES          VALUE
Electronics (continued)
Intersil Corp. (Class A)                                                                        5,700        $112,575
L-3 Communications Holdings, Inc.*                                                              2,200         135,828
Skyworks Solutions, Inc.*+                                                                      9,600          82,176
Trimble Navigation Ltd.*                                                                        4,050         101,452

Finance 5.14%                                                                                                 447,083
Affiliated Managers Group, Inc.*+                                                               1,800          87,660
American Express Co.                                                                            2,750         134,612
MBNA Corp.                                                                                      5,407         131,823
SEI Investments Co.                                                                             3,150          92,988

Food 2.04%                                                                                                    177,584
Heinz (H.J.) Co.                                                                                4,650         177,584

Insurance 1.19%                                                                                               103,500
Ambac Financial Group, Inc.                                                                     1,500         103,500

Leisure 5.04%                                                                                                 437,983
Fairmont Hotels & Resorts, Inc. (Canada)                                                        6,800         167,960
Imax Corp. (Canada)*+                                                                          24,300         120,747
Multimedia Games, Inc.*+                                                                        6,700         149,276

Manufacturing 1.44%                                                                                           124,902
Danaher Corp.                                                                                   1,350         124,902

Media 3.60%                                                                                                   312,843
Disney (Walt) Co. (The)                                                                         8,100         186,543
Macrovision Corp.*                                                                              7,500         126,300

Medical 16.93%                                                                                              1,472,217
Abbott Laboratories                                                                             4,300         189,286
Alcon, Inc. (Switzerland)                                                                       1,575         116,944
Amgen, Inc.*                                                                                    3,750         211,013
Beckman Coulter, Inc.                                                                           1,850         103,304
Becton, Dickinson & Co.                                                                         2,600         131,430
Gen-Probe, Inc. *                                                                               2,800          93,352
Johnson & Johnson                                                                               4,050         218,822
Medicines Co. (The)*                                                                            3,500         114,485
Pfizer, Inc.                                                                                    5,700         203,832
VISX, Inc.*                                                                                     4,100          89,749

Oil & Gas 3.79%                                                                                               329,700
BJ Services Co.*                                                                                2,900         129,050
Evergreen Resources, Inc.*                                                                      5,000         200,650

Retail 4.47%                                                                                                  388,616
Aeropostale, Inc. *                                                                             3,600          79,164
Fastenal Co.+                                                                                   2,100         115,227
Hot Topic, Inc.*                                                                                2,850          63,441
Panera Bread Co.*                                                                               3,200         130,784

See notes to
financial statements.


9


FINANCIAL STATEMENTS


ISSUER                                                                                         SHARES          VALUE
Telecommunications 7.15%                                                                                     $622,074
Amdocs Ltd.*                                                                                    5,200         138,060
Andrew Corp.*                                                                                   4,850          82,207
Crown Castle International Corp.*                                                               5,800          80,910
Motorola, Inc.                                                                                 10,550         192,538
Tekelec*                                                                                        7,700         128,359

Transportation 2.87%                                                                                          249,952
AirTran Holdings, Inc.*                                                                        10,250         125,152
Forward Air Corp.*                                                                              3,750         124,800


                                                              INTEREST      CREDIT       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                            RATE          RATING***    (000s OMITTED)         VALUE
SHORT-TERM INVESTMENTS 11.98%                                                                              $1,041,826
(Cost $1,041,814)

Government -- U.S. Agencies 3.10%
Federal Home Loan Bank,
Disc Note 05-03-04                                            0.800%        AAA                  $270         270,000


                                                                                              SHARES
Cash Equivalents 8.88%
AIM Cash Investment Trust**                                                                   771,826         771,826

TOTAL INVESTMENTS 109.43%                                                                                  $9,516,388

OTHER ASSETS AND LIABILITIES, NET (9.43%)                                                                   ($820,424)

TOTAL NET ASSETS 100.00%                                                                                   $8,695,964


  + All or a portion of this security is on loan as of April 30, 2004.

  * Non-income-producing security.

 ** Represents investment of securities lending collateral.

*** Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2004
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and the
maximum
offering price
per share.

ASSETS
Investments at value (cost $8,673,698)
including $733,226 of securities loaned                            $9,516,388
Cash                                                                      403
Receivable for shares sold                                             12,843
Dividends receivable                                                    3,094
Receivable from affiliates                                              7,750
Other assets                                                              449

Total assets                                                        9,540,927

LIABILITIES
Payable for investments purchased                                      40,430
Payable for shares repurchased                                          2,893
Payable for securities on loan                                        771,826
Payable to affiliates
Management fees                                                         5,367
Distribution and service fees                                             452
Other                                                                   1,483
Other payables and accrued expenses                                    22,512

Total liabilities                                                     844,963

NET ASSETS
Capital paid-in                                                     8,997,482
Accumulated net realized loss on investments                       (1,096,095)
Net unrealized appreciation of investments                            842,690
Accumulated net investment loss                                       (48,113)

Net assets                                                         $8,695,964

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($4,087,071 [DIV] 533,904 shares)                               $7.66
Class B ($3,365,200 [DIV] 446,654 shares)                               $7.53
Class C ($1,243,693 [DIV] 165,059 shares)                               $7.53

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($7.66 [DIV] 95%)                                             $8.06
Class C ($7.53 [DIV] 99%)                                               $7.61

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

OPERATIONS

For the period
ended
April 30, 2004
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $135)                  $21,943
Interest                                                                  766
Securities lending                                                        676

Total investment income                                                23,385

EXPENSES
Investment management fees                                             30,349
Class A distribution and service fees                                   5,695
Class B distribution and service fees                                  15,369
Class C distribution and service fees                                   5,832
Registration and filing fees                                           23,869
Transfer agent fees                                                    16,240
Custodian fees                                                          7,897
Printing                                                                6,089
Professional fees                                                       5,278
Accounting and legal services fees                                      1,214
Miscellaneous                                                             590
Trustees' fees                                                            180

Total expenses                                                        118,602
Less expense reductions                                               (47,195)

Net expenses                                                           71,407

Net investment loss                                                   (48,022)

REALIZED AND UNREALIZED GAIN
Net realized gain on investments                                      300,962
Change in net unrealized appreciation (depreciation)
of investments                                                         40,943

Net realized and unrealized gain                                      341,905

Increase in net assets from operations                               $293,883

1 Semiannual period from 11-1-03 through 4-30-04.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during the
last two
periods. The differ-
ence reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to share-
holders and any
increase or
decrease in money
shareholders
invested in the
Fund.
                                                     YEAR        PERIOD
                                                    ENDED         ENDED
                                                 10-31-03       4-30-04 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                              ($40,479)     ($48,022)
Net realized gain (loss)                          (37,794)      300,962
Change in net unrealized
appreciation (depreciation)                     1,248,317        40,943

Increase in net assets
resulting from operations                       1,170,044       293,883
From Fund share transactions                    2,373,728     1,246,928

NET ASSETS
Beginning of period                             3,611,381     7,155,153

End of period 2                                $7,155,153    $8,695,964

1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

2 Includes accumulated net investment loss of $91 and $48,113, respectively.

See notes to
financial statements.

FINANCIAL STATEMENTS

FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                10-31-01 1,2   10-31-02 2   10-31-03     4-30-04 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $10.00          $6.78        $5.71       $7.33
Net investment loss 4                          (0.05)         (0.06)       (0.03)      (0.03)
Net realized and unrealized
gain (loss) on investments                     (3.17)         (0.91)        1.65        0.36
Total from
investment operations                          (3.22)         (0.97)        1.62        0.33
Less distributions
From net investment income                        --          (0.10)          --          --
Net asset value,
end of period                                  $6.78          $5.71        $7.33       $7.66
Total return 5,6 (%)                          (32.20) 7      (14.24)       28.37        4.50 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                     $2             $2           $3          $4
Ratio of expenses
to average net assets (%)                       1.40 8         1.40         1.40        1.40 8
Ratio of adjusted expenses
to average net assets 9 (%)                     6.03 8         4.05         3.29        2.57 8
Ratio of net investment loss
to average net assets (%)                      (0.80) 8       (0.96)       (0.55)      (0.82) 8
Portfolio turnover (%)                           106            103           66          46

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS B SHARES

PERIOD ENDED                                10-31-01 1,2   10-31-02 2   10-31-03     4-30-04 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $10.00          $6.74        $5.68       $7.24
Net investment loss 4                          (0.10)         (0.11)       (0.08)      (0.06)
Net realized and unrealized
gain (loss) on investments                     (3.16)         (0.89)        1.64        0.35
Total from
investment operations                          (3.26)         (1.00)        1.56        0.29
Less distributions
From net investment income                        --          (0.06)          --          --
Net asset value,
end of period                                  $6.74          $5.68        $7.24       $7.53
Total return 5,6 (%)                          (32.60) 7      (14.80)       27.46        4.01 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                     $1             $1           $3          $3
Ratio of expenses
to average net assets (%)                       2.10 8         2.10         2.10        2.08 8
Ratio of adjusted expenses
to average net assets 9 (%)                     6.73 8         4.75         3.99        3.25 8
Ratio of net investment loss
to average net assets (%)                      (1.57) 8       (1.66)       (1.27)      (1.51) 8
Portfolio turnover (%)                           106            103           66          46

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

FINANCIAL HIGHLIGHTS

PERIOD ENDED                                10-31-01 1,2   10-31-02 2   10-31-03     4-30-04 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $10.00          $6.74        $5.68       $7.24
Net investment loss 4                          (0.10)         (0.11)       (0.08)      (0.06)
Net realized and unrealized
gain (loss) on investments                     (3.16)         (0.89)        1.64        0.35
Total from
investment operations                          (3.26)         (1.00)        1.56        0.29
Less distributions
From net investment income                        --          (0.06)          --          --
Net asset value,
end of period                                  $6.74          $5.68        $7.24       $7.53
Total return 5,6 (%)                          (32.60) 7      (14.79)       27.46        4.01 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                     $1             $1           $1          $1
Ratio of expenses
to average net assets (%)                       2.10 8         2.09         2.10        2.10 8
Ratio of adjusted expenses
to average net assets 9 (%)                     6.72 8         4.74         3.99        3.27 8
Ratio of net investment loss
to average net assets (%)                      (1.56) 8       (1.65)       (1.26)      (1.52) 8
Portfolio turnover (%)                           106            103           66          46

1 Class A, Class B and Class C shares began operations on 12-1-00.

2 Audited by previous auditor.

3 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Does not take into consideration expense reductions during the periods shown.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Multi Cap Growth Fund (the "Fund") is a diversified series of John Hancock Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value, as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2004.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2004, the Fund loaned securities having a market value of $733,226 collateralized by cash in the amount of $771,826. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $1,359,113 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 -- $557,804, October 31, 2010 -- $753,320 and October 31, 2011 -- $47,989.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $750,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $750,000,000.

The Adviser has agreed to limit the Fund's total expenses, excluding distribution and service fees, to 1.10% of the Fund's average daily net asset value, at least until February 28, 2005. Accordingly, the expense reductions related to the Fund's total expense limitation amounted to $46,150 for the period ended April 30, 2004. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2004, JH Funds received net up-front sales charges of $8,226 with regard to sales of Class A shares. Of this amount, $1,225 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $4,652 was paid as sales commissions to unrelated broker-dealers and $2,349 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2004, JH Funds received net up-front sales charges of $947 with regard to sales of Class C shares. Of this amount, $940 was paid as sales commissions to unrelated broker-dealers and $7 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2004, CDSCs received by JH Funds amounted to $3,190 for Class B shares and $599 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the Fund's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services reduced the transfer agent fee for Class A, Class B and Class C shares by $1,045 during the period ended April 30, 2004. Signature Services reserves the right to terminate this limitation in the future.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average daily net asset value of the Fund. The Fund also paid the Adviser the amount of $31 for certain publishing services, included in the printing fees.

The Adviser and other subsidiaries of JHLICo owned 200,000 shares of beneficial interest of the Fund on April 30, 2004.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                 YEAR ENDED 10-31-03          PERIOD ENDED 4-30-04 1
                              SHARES          AMOUNT        SHARES          AMOUNT
CLASS A SHARES
Sold                         208,273      $1,346,748       112,761        $873,322
Repurchased                  (68,960)       (410,555)      (52,629)       (405,572)
Net increase                 139,313        $936,193        60,132        $467,750

CLASS B SHARES
Sold                         254,388      $1,673,164       167,752      $1,267,292
Repurchased                  (70,024)       (409,263)      (78,582)       (592,163)
Net increase                 184,364      $1,263,901        89,170        $675,129

CLASS C SHARES
Sold                          55,343        $347,173        34,088        $258,015
Repurchased                  (31,221)       (173,539)      (19,993)       (153,966)
Net increase                  24,122        $173,634        14,095        $104,049

NET INCREASE                 347,799      $2,373,728       163,397      $1,246,928

1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.


NOTE D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2004, aggregated $4,633,316 and $3,626,186, respectively.

The cost of investments owned on April 30, 2004, including short-term investments, for federal income tax purposes, was $8,681,040. Gross unrealized appreciation and depreciation of investments aggregated $1,231,226 and $395,878, respectively, resulting in net unrealized appreciation of $835,348. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

OUR FAMILY
OF FUNDS


---------------------------------------------------------------
Equity                  Balanced Fund
                        Classic Value Fund
                        Core Equity Fund
                        Focused Equity Fund
                        Growth Trends Fund
                        International Fund
                        Large Cap Equity Fund
                        Large Cap Growth Fund
                        Large Cap Select Fund
                        Mid Cap Growth Fund
                        Multi Cap Growth Fund
                        Small Cap Equity Fund
                        Small Cap Growth Fund
                        Sovereign Investors Fund
                        U.S. Global Leaders Growth Fund

---------------------------------------------------------------
Sector                  Biotechnology Fund
                        Financial Industries Fund
                        Health Sciences Fund
                        Real Estate Fund
                        Regional Bank Fund
                        Technology Fund

---------------------------------------------------------------
Income                  Bond Fund
                        Government Income Fund
                        High Income Fund
                        High Yield Fund
                        Investment Grade Bond Fund
                        Strategic Income Fund

---------------------------------------------------------------
Tax-Free Inco           California Tax-Free Income Fund
                        High Yield Municipal Bond Fund
                        Massachusetts Tax-Free Income Fund
                        New York Tax-Free Income Fund
                        Tax-Free Bond Fund

---------------------------------------------------------------
Money Market            Money Market Fund
                        U.S. Government Cash Reserve

For more complete information on any John Hancock fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available
from John
Hancock Funds

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the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery

OUR WEB SITE

A wealth of information--
www.jhfunds.com

View the latest information for your account.
------------------------------------------------
Transfer money from one account to another.
------------------------------------------------
Get current quotes for major market indexes.
------------------------------------------------
Use our online calculators to help you with your
financial goals.
------------------------------------------------
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Funds investment experts.
------------------------------------------------
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------------------------------------------------

FOR YOUR
INFORMATION

TRUSTEES

James F. Carlin
William H. Cunningham
Ronald R. Dion
Charles L. Ladner*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,
USMC (Ret.)
John P. Toolan*

*Members of the Audit Committee

OFFICERS

James A. Shepherdson
President and
Chief Executive Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service
representatives                   1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                          1-800-225-5291

On the Fund's Web site            www.jhfunds.com/proxy

On the SEC's Web site             www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information
of the shareholders of the John Hancock
Multi Cap Growth Fund.


100SA  4/04
       6/04

 JOHN HANCOCK
Mid Cap
Equity Fund

4.30.2004

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chairman President and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 11

For your information
page 25


To Our Shareholders,

I am pleased to be writing to you as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC.

As you may know, John Hancock Financial Services, Inc. -- the parent company of John Hancock Funds -- was acquired by Manulife Financial Corporation on April 28, 2004. The merger combines two exceptionally strong companies into a single, integrated, global market leader whose scale and capital will create an industry pacesetter strengthening our company's leadership in markets around the world.

Although this change has no impact on the mutual funds you have invested in, it did bring with it some changes in the executive-level management of John Hancock Funds. Specifically, Maureen Ford Goldfarb has decided to step down as chairman, president and chief executive officer in order to pursue personal interests. Since her appointment in January 2000, Maureen has provided John Hancock Funds with strong leadership and steady guidance through several years of extremely turbulent market and industry conditions.

Effective May 12, 2004, I have also been appointed by your Board of Trustees to the roles of Trustee, President and Chief Executive Officer of your fund. I have been in the investment business for over 25 years, most recently as President of Retirement Services at John Hancock Financial Services. In that role, my responsibilities included developing and directing the sale of John Hancock's variable and fixed annuity businesses through a diverse distribution network of banks and broker-dealers -- including wirehouses, regional brokerage houses and financial planners.

Prior to joining John Hancock, I served as Co-Chief Executive Officer of MetLife Investors Group, a subsidiary of MetLife, Inc. In that capacity my responsibilities included the design, manufacture and distribution of MetLife's annuity and life insurance products sold through third-party channels.

Although there has been a change in executive-level management, the one thing that never wavers is John Hancock Funds' commitment to placing the needs of our shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of April 30, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation by
normally invest-
ing at least 80%
of its assets in
equity securities
of medium-
capitalization
companies in
the capitalization
range of the
Standard & Poor's
MidCap 400 Index.

Over the last six months

* The stock market experienced virulent sector rotations as the prospect of rising interest rates caused investors to shift out of economically sensitive sectors.

* The Fund maintained its focus on high-quality mid-cap stocks with long histories of continuous earnings growth and profitability.

* Broad industry diversification and high stakes in economically sensitive sectors hampered recent returns as investors shifted to more defensive names.

[Bar chart with heading "John Hancock Mid Cap Equity Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2004." The chart is scaled in increments of 1% with 0% at the bottom and 3% at the top. The first bar represents the 2.22% total return for Class A. The second bar represents the 2.05% total return for Class B. The third bar represents the 2.05% total return for Class C. The fourth bar represents the 2.49% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 2.6%   L-3 Communications Holdings, Inc.
 2.5%   C.H. Robinson Worldwide, Inc.
 2.5%   Expeditors International of Washington, Inc.
 2.4%   Texas Regional Bancshares, Inc.
 2.4%   ResMed, Inc.
 2.4%   Station Casinos, Inc.
 2.4%   Pulte Homes, Inc.
 2.4%   O'Reilly Automotive, Inc.
 2.3%   Cullen/Frost Bankers, Inc.
 2.3%   ChoicePoint, Inc.

As a percentage of net assets on April 30, 2004.

BY HENRY E. MEHLMAN, CFA, AND ALAN E. NORTON, CFA, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Mid Cap Equity Fund

After a strong run in 2003, the stock market turned choppy during the first few months of 2004, as a dynamic tension emerged between investors focused on positive earnings growth and those concerned about the prospect of rising interest rates. Many companies reported earnings numbers that beat or exceeded expectations. At the same time, rising commodity prices, fueled by growing demand from China, India and other emerging markets, stoked inflation concerns. Investors reacted by selling stocks in economically sensitive sectors and buying stocks in sectors that tend to be less affected by interest-rate changes. Against a backdrop of virulent and fast sector rotations, the Standard & Poor's 500 Index climbed 6.27% for the six months ended April 30, 2004. Mid-cap stocks fared better than large-cap stocks, but trailed small-cap names. The Standard & Poor's MidCap 400 Index closed up 6.93% for the six-month period.

"After a strong run in
 2003, the stock market
 turned choppy during
 the first few months
 of 2004..."

STAYING THE COURSE

Although the market was volatile, we stuck with our disciplined investment strategy. Our focus remained on high-quality, mid-cap companies with long records of continuous earnings growth, balance sheets carrying plenty of cash and little debt, superior levels of profitability and leadership positions in the markets they serve. We kept the Fund balanced by maintaining diversification across industry sectors. We also stayed diversified across earnings growth rates, owning a mix of companies with slow, medium and fast growth rates. When stocks that met our investment criteria declined for no justifiable reason, we opportunistically added to our stakes.

PERFORMANCE REVIEW

For the six months ended April 30, 2004, John Hancock Mid Cap Equity Fund's Class A, Class B, Class C and Class I shares returned 2.22%, 2.05%, 2.05% and 2.49%, respectively, at net asset value. By comparison, the average mid-cap growth fund returned 2.64%, according to Lipper, Inc. 1 Keep in mind that your net asset value return will differ from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. For historical performance information, please see pages six and seven. The Fund's broad industry diversification and sizable stake in economically sensitive sectors hampered relative returns.

[Photos of Henry Mehlman and Alan Norton flush right next to first paragraph.]

GAINS FROM FINANCIALS, ENERGY, HEALTH CARE

Financial, energy and health-care stock picks gave the biggest boost to performance. In the financial sector, the Fund owned a geographically diversified group of regional banks and other financial companies that did well. Standouts included Texas Regional Bancshares; Transatlantic Holdings, a reinsurer; and IndyMac Bancorp., a technology-based provider of mortgage products and services nationwide. Energy stocks rallied sharply, buoyed by continued high oil and natural gas commodity prices, tight supplies and growing demand worldwide. Exploration and production companies used increased cash flows to boost drilling. This benefited energy service companies such as National-Oilwell and BJ Services, which were among our top performers.

"Financial, energy and
 health-care stock picks
 gave the biggest boost
 to performance."

Health-care stocks moved into favor as investors looked for sectors that would be immune to rising interest rates. In addition, new technological developments improved prospects for specific stocks. Medicis Pharmaceutical, which saw strong demand for a new dermatological product called Restylane, and ResMed, which came out with improved treatments for sleep apnea, both rallied nicely. Caremark Rx, a pharmaceutical benefits manager, also did well, benefiting as the acquisition of a major competitor helped solidify its market share. In addition, Quest Diagnostics, a company that operates full- service medical testing labs nationwide, rose as increased hiring boosted demand for pre-employment drug screening.

DISAPPOINTMENTS IN TECHNOLOGY
AND INDUSTRIALS

Technology stocks went through a particularly rough stretch during the first four months of 2004. Industries with the strongest ties to the economic cycle suffered the steepest declines. Our biggest disappointments were semiconductor-related companies, including QLogic, Emulex and Intersil. SanDisk, a leader in flash data storage for digital cameras, also plummeted amid fears that price reductions would cut into profit margins. We held on to all four positions, believing that earnings growth prospects remained strong. Our above-average stake in industrials also hurt performance, as gains fell somewhat short of the sector's overall return. Among the stocks that held us back was Finning International, one of the largest Caterpillar dealers in the world. It tumbled despite strong results from the company's South American operations and the anticipation of a pickup in Canada and the United Kingdom.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Computers 12%, the second is Electronics 11%, the third Retail 11%, the fourth Medical 9%, and the fifth Banks -- United States 9%.]

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 4-30-04." The chart is divided into two sections (from top to left): Common stocks 99%, and Short-term investments & other 1%.]

CONSUMER DISCRETIONARY WINNERS
AND LOSERS

Consumer discretionary stocks gained ground, but again trailed sector returns for the benchmark. Among our top gainers were Station Casinos and International Game Technology. Station Casinos, which operates casinos for local residents in Las Vegas, benefited from an improving economic environment in Las Vegas, as well as successful contracts to operate Native American casinos. International Game Technology, a leading manufacturer of slot machines, saw strong demand as existing casinos updated their products to attract new patrons. Pulte Homes, a homebuilder, was another solid performer, rallying as low interest rates fueled continued strong demand. By contrast, LeapFrog Enterprises, an education company, fell sharply after reporting earnings that were slightly below expectations, while Tiffany & Co., suffered as investors moved away from retail names and toward more defensive sectors. We kept our stakes in both stocks, believing investors are overlooking their strong growth prospects. Weak returns and a limited stake in consumer staples stocks also hampered performance.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is QLogic followed by a down arrow with the phrase "Missed revenues, concerns about sustainability of demand." The second listing is Ambac Financial Group followed by a sideways arrow with the phrase "Strong but not extraordinary earnings." The third listing is Medicis Pharmaceutical followed by an up arrow with the phrase "Success with new product to treat facial wrinkles."]

REASONS FOR OPTIMISM

Despite current uncertainties, we remain ebullient about the economy. We think there is the potential, for the first time in history, for a simultaneous rebound in the economies of Asia, the United States and Europe. As economic growth improves, interest rates will inevitably rise. We believe, however, that a modest increase in rates will have little negative impact on the growth prospects of high-quality companies. We are also encouraged to hear that many of the companies we own are finally getting price increases above and beyond their cost increases. We think this is an encouraging trend that could lead to expanding profit margins. New technologies developed in recent years should also fuel strong corporate spending, as many companies look at replacing obsolete products. We think this bodes especially well for industrial and technology companies.

"We believe, however,
 that a modest increase
 in rates will have little
 negative impact on the
 growth prospects of
 high-quality companies."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

 A LOOK AT
PERFORMANCE

For the period ended
April 30, 2004

                              Class A      Class B      Class C      Class I 1
Inception date                 8-4-03       8-4-03       8-4-03       8-4-03

Cumulative total returns with maximum sales charge (POP)
Six months                      -2.91%       -2.95%        0.08%        2.49%
Since inception                 10.18%       10.62%       13.49%       16.33%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge
(CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

1 For certain types of investors as described in the Fund's Class I share prospectus.

 GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's MidCap 400 Index.

                                             S&P
             Cum Value    Cum Value       MIdcap
               of $10K      of $10K          400
Plot Date     (No Load)     (w/Load)       Index

8-4-04         $10,000       $9,500      $10,000
8-31-03         10,580       10,047       10,453
9-30-03         10,330        9,810       10,293
10-31-03        11,350       10,779       11,072
11-30-03        11,580       10,997       11,458
12-31-03        11,633       11,047       11,651
1-31-04         11,724       11,134       11,903
2-29-04         12,090       11,482       12,189
3-31-04         12,049       11,443       12,241
4-30-04         11,602       11,018       11,998

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents Index and is equal to $11,998 as of April 30, 2004. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Mid Cap Equity Fund, before sales charge and is equal to $11,602 as of April 30, 2004. The third line represents the value of the hypothetical $10,000 investment made in the John Hancock Mid Cap Equity Fund, after sales charge, and is equal to $11,018 as of April 30, 2004.

                                    Class B      Class C      Class I 1
Period beginning                     8-4-03       8-4-03       8-4-03
Without sales charge                $11,562      $11,562      $11,633
With maximum sales charge           $11,062      $11,349      $11,633
Index                               $11,998      $11,998      $11,998

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of April 30, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor's MidCap 400 Index is an unmanaged index of 400 domestic stocks of medium-size companies.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 For certain types of investors as described in the Fund's prospectus for Class I shares.

 FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2004
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


ISSUER                                                                                         SHARES           VALUE
COMMON STOCKS 98.58%                                                                                       $2,251,938
(Cost $2,078,457)

Banks -- United States 8.52%                                                                                  194,660
Cullen/Frost Bankers, Inc.                                                                      1,225          53,042
Investors Financial Services Corp.                                                              1,000          38,870
National Commerce Financial Corp.                                                               1,800          47,862
Texas Regional Bancshares, Inc. (Class A)                                                       1,300          54,886

Building 6.72%                                                                                                153,406
Chicago Bridge & Iron Co. NV (NY Reg Shares) (Netherlands)                                      1,825          52,469
Lennar Corp.                                                                                    1,000          46,850
Pulte Homes, Inc.                                                                               1,100          54,087

Business Services -- Misc. 4.12%                                                                               94,024
ChoicePoint, Inc.*                                                                              1,200          52,704
Corporate Executive Board Co. (The)*                                                              800          41,320

Computers 11.58%                                                                                              264,570
Avocent Corp.*                                                                                  1,200          38,508
CACI International, Inc. (Class A)*                                                             1,100          50,050
Cognex Corp.                                                                                    1,650          52,437
Emulex Corp.*                                                                                   2,200          36,674
Manhattan Associates, Inc.* +                                                                   1,600          42,992
SanDisk Corp.*                                                                                  1,900          43,909

Consumer Products Misc. 2.13%                                                                                  48,744
Yankee Candle Co, Inc. (The)*                                                                   1,800          48,744

Electronics 11.35%                                                                                            259,368
Intersil Corp. (Class A)                                                                        2,200          43,450
Jabil Circuit, Inc.*                                                                            1,500          39,585
L-3 Communications Holdings, Inc.*                                                                950          58,653
Novellus Systems, Inc.*                                                                         1,400          40,544
QLogic Corp.*                                                                                   1,350          36,436
Varian Semiconductor Equipment Associates, Inc.*                                                1,250          40,700

Engineering/R&D Services 1.87%                                                                                 42,753
Jacobs Engineering Group, Inc.*                                                                 1,025          42,753

See notes to
financial statements.


8


FINANCIAL STATEMENTS


ISSUER                                                                                         SHARES           VALUE
Finance 3.61%                                                                                                 $82,404
Eaton Vance Corp.                                                                               1,200          43,812
IndyMac Bancorp., Inc.                                                                          1,200          38,592

Insurance 5.67%                                                                                               129,537
Ambac Financial Group, Inc.                                                                       510          35,190
Gallagher (Arthur J.) & Co.                                                                     1,400          45,122
Transatlantic Holdings, Inc.                                                                      550          49,225

Leisure 6.03%                                                                                                 137,799
International Game Technology                                                                     850          32,079
LeapFrog Enterprises, Inc.* +                                                                   2,400          51,624
Station Casinos, Inc.                                                                           1,200          54,096

Machinery 1.76%                                                                                                40,156
Finning International, Inc. (Canada)                                                            1,800          40,156

Medical 9.12%                                                                                                 208,222
Medicis Pharmaceutical Corp. (Class A)                                                          1,200          51,504
Quest Diagnostics, Inc.*                                                                          600          50,610
ResMed, Inc.*                                                                                   1,100          54,208
Taro Pharmaceutical Industries Ltd. (Israel)*                                                   1,200          51,900

Oil & Gas 6.22%                                                                                               142,170
BJ Services Co.*                                                                                1,100          48,950
Nabors Industries Ltd. (Bermuda)*                                                               1,000          44,360
National-Oilwell, Inc.*                                                                         1,750          48,860

Retail 10.75%                                                                                                 245,618
Cheesecake Factory Inc. (The)*                                                                  1,200          50,820
Michaels Stores, Inc.                                                                           1,000          50,030
O'Reilly Automotive, Inc.*                                                                      1,200          53,868
Ruby Tuesday, Inc.                                                                              1,500          44,880
Tiffany & Co.                                                                                   1,180          46,020

Steel 2.11%                                                                                                    48,140
Steel Dynamics, Inc.*                                                                           2,000          48,140

Transportation 7.02%                                                                                          160,367
C.H. Robinson Worldwide, Inc.                                                                   1,400          57,456
Expeditors International of Washington, Inc.                                                    1,400          56,266
Heartland Express, Inc.                                                                         1,900          46,645

See notes to
financial statements.


9


FINANCIAL STATEMENTS


ISSUER                                                                                         SHARES           VALUE
SHORT-TERM INVESTMENTS 3.34%                                                                                  $76,332
(Cost $76,332)

Cash Equivalents 3.34%
AIM Cash Investment Trust**                                                                    76,332          76,332

TOTAL INVESTMENTS 101.92%                                                                                  $2,328,270

OTHER ASSETS AND LIABILITIES, NET (1.92%)                                                                    ($43,973)

TOTAL NET ASSETS 100.00%                                                                                   $2,284,297

 + All or a portion of this security is on loan as of April 30, 2004.

 * Non-income-producing security.

** Represents investment of securities lending collateral.

   Parenthetical disclosure of a foreign country in the security description represents the country of a foreign issuer.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2004
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and the
maximum
offering price
per share.

ASSETS
Investments at value (cost $2,154,789)
including $72,570 of securities loaned                             $2,328,270
Cash                                                                   32,816
Receivable for investments sold                                        31,224
Receivable from affiliates                                                892
Dividends receivable                                                      162
Other assets                                                               37

Total assets                                                        2,393,401

LIABILITIES
Payable for investments purchased                                      18,881
Payable for securities on loan                                         76,332
Payable to affiliates
Management fees                                                         1,566
Distribution and service fees                                              62
Other                                                                      27
Other payables and accrued expenses                                    12,236

Total liabilities                                                     109,104

NET ASSETS
Capital paid-in                                                     1,998,186
Accumulated net realized gain on investments
and foreign currency transactions                                     119,643
Net unrealized appreciation of investments                            173,481
Accumulated net investment loss                                        (7,013)

Net assets                                                         $2,284,297

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($1,942,202/170,000 shares)                                    $11.42
Class B ($113,796/10,000 shares)                                       $11.38
Class C ($113,796/10,000 shares)                                       $11.38
Class I ($114,503/10,000 shares)                                       $11.45

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($11.42/95%)                                                 $12.02
Class C ($11.38/99%)                                                   $11.49

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
April 30, 2004
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $55)                    $6,143
Securities lending                                                      1,015
Interest                                                                   60

Total investment income                                                 7,218

EXPENSES
Investment management fees                                              9,257
Class A distribution and service fees                                   2,951
Class B distribution and service fees                                     433
Class C distribution and service fees                                     433
Custodian fees                                                          5,401
Professional fees                                                       4,990
Registration and filing fees                                            1,562
Printing                                                                  856
Transfer agent fees                                                       579
Accounting and legal services fees                                        347
Miscellaneous                                                             114

Total expenses                                                         26,923
Less expense reductions                                               (12,692)

Net expenses                                                           14,231

Net investment loss                                                    (7,013)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                                           119,736
Foreign currency transactions                                             (16)
Change in net unrealized appreciation
(depreciation) of investments                                         (62,036)

Net realized and unrealized gain                                       57,684

Increase in net assets from operations                                $50,671

1 Semiannual period from 11-1-03 through 4-30-04.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during the
last two
periods. The differ-
ence reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to share-
holders and any
increase or
decrease in money
shareholders
invested in the
Fund.
                                                        PERIOD        PERIOD
                                                         ENDED         ENDED
                                                      10-31-03 1     4-30-04 2
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                                    ($3,190)      ($7,013)
Net realized gain                                       36,605       119,720
Change in net unrealized
appreciation (depreciation)                            235,517       (62,036)

Increase in net assets
resulting from operations                              268,932        50,671

Distributions to shareholders
From net realized gain
Class A                                                     --       (30,011)
Class B                                                     --        (1,765)
Class C                                                     --        (1,765)
Class I                                                     --        (1,765)
                                                            --       (35,306)
From Fund share transactions                         2,000,000            --

NET ASSETS
Beginning of period                                         --     2,268,932

End of period 3                                     $2,268,932    $2,284,297

1 Inception period from 8-4-03 through 10-31-03.

2 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

3 Includes accumulated net investment loss of none and $7,013, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          10-31-03 1   4-30-04 2

PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                     $10.00      $11.35
Net investment loss 3                                    (0.01)      (0.03)
Net realized and unrealized gain
on investments                                            1.36        0.28
Total from
investment operations                                     1.35        0.25
Less distributions
From net realized gain                                      --       (0.18)
Net asset value,
end of period                                           $11.35      $11.42
Total return 4,5 (%)                                     13.50 6      2.22 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                               $2          $2
Ratio of expenses
to average net assets (%)                                 1.20 7      1.20 7
Ratio of adjusted expenses
to average net assets 8 (%)                               6.20 7      2.30 7
Ratio of net investment loss
to average net assets (%)                                (0.57) 7    (0.58) 7
Portfolio turnover (%)                                      48          30

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-03 1   4-30-04 2

PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                     $10.00      $11.33
Net investment loss 3                                    (0.03)      (0.06)
Net realized and unrealized
gain on investments                                       1.36        0.29
Total from
investment operations                                     1.33        0.23
Less distributions
From net realized gain                                      --       (0.18)
Net asset value,
end of period                                           $11.33      $11.38
Total return 4,5 (%)                                     13.30 6      2.05 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                               -- 9        -- 9
Ratio of expenses
to average net assets (%)                                 1.90 7      1.65 7
Ratio of adjusted expenses
to average net assets 8 (%)                               6.90 7      2.75 7
Ratio of net investment loss
to average net assets (%)                                (1.27) 7    (1.03) 7
Portfolio turnover (%)                                      48          30

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-03 1   4-30-04 2

PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                     $10.00      $11.33
Net investment loss 3                                    (0.03)      (0.06)
Net realized and unrealized
gain on investments                                       1.36        0.29
Total from
investment operations                                     1.33        0.23
Less distributions
From net realized gain                                      --       (0.18)
Net asset value,
end of period                                           $11.33      $11.38
Total return 4,5 (%)                                     13.30 6      2.05 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                               -- 9        -- 9
Ratio of expenses
to average net assets (%)                                 1.90 7      1.65 7
Ratio of adjusted expenses
to average net assets 8 (%)                               6.90 7      2.75 7
Ratio of net investment loss
to average net assets (%)                                (1.27) 7    (1.03) 7
Portfolio turnover (%)                                      48          30

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                          10-31-03 1   4-30-04 2

PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                     $10.00      $11.35
Net investment loss 3                                    (0.01)      (0.02)
Net realized and unrealized
gain on investments                                       1.36        0.30
Total from
investment operations                                     1.35        0.28
Less distributions
From net realized gain                                      --       (0.18)
Net asset value,
end of period                                           $11.35      $11.45
Total return 4,5 (%)                                     13.50 6      2.49 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                               -- 9        -- 9
Ratio of expenses
to average net assets (%)                                 0.90 7      0.90 7
Ratio of adjusted expenses
to average net assets 8 (%)                               5.90 7      2.00 7
Ratio of net investment loss
to average net assets (%)                                (0.27) 7    (0.28) 7
Portfolio turnover (%)                                      48          30

1 Class A, Class B, Class C and Class I shares began operations on 8-4-03.

2 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns should have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Less than $500,000.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Mid Cap Equity Fund (the "Fund") is a diversified series of John Hancock Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S.

dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2004, the Fund loaned securities having a market value of $72,570 collateralized by cash in the amount of $76,332. The cash collateral was invested in a short-term instrument. Securities lending expenses, if any, are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B

Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.75% of the next $500,000,000 and (c) 0.70% of the Fund's average daily net asset value in excess of $1,000,000,000.

The Adviser has agreed to limit the Fund's total expenses, excluding the distribution and service fees and transfer agent fees, to 0.90% of the Fund's average daily net asset value, at least until February 28, 2005. Accordingly, the expense reductions related to this total expense limitation amounted to $12,113 for the period ended April 30, 2004. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2004, JH Funds received no net up-front sales charges with regard to sales of Class A shares and Class C shares.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2004, JH Funds received no CDSCs with regard to Class B and Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., ("Signature Services") an indirect subsidiary of John Hancock Life Insurance Company ("JHLICo"). For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I average daily net asset value. Signature Services has agreed to waive the asset-based portion of its fee until further notice. Accordingly, the expense reductions related to the transfer agent fee waiver amounted to $579 for the period ended April 30, 2004. Signature Services reserves the right to terminate this limitation in the future.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average daily net asset value of the Fund. The Fund also paid the Adviser the amount of $90 for certain publishing services, included in the printing fees.

The Adviser and other subsidiaries of JHLICo owned 200,000 shares of beneficial interest of the Fund on April 30, 2004.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                               PERIOD ENDED 10-31-03 1        PERIOD ENDED 4-30-04 2
                              SHARES          AMOUNT        SHARES          AMOUNT
CLASS A SHARES
Sold                         170,000      $1,700,000            --             --
Net increase                 170,000      $1,700,000            --             --

CLASS B SHARES
Sold                          10,000        $100,000            --             --
Net increase                  10,000        $100,000            --             --

CLASS C SHARES
Sold                          10,000        $100,000            --             --
Net increase                  10,000        $100,000            --             --

CLASS I SHARES
Sold                          10,000        $100,000            --             --
Net increase                  10,000        $100,000            --             --

NET INCREASE                 200,000      $2,000,000            --             --

1 Inception period 8-4-03 through 10-31-03.

2 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

NOTE D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2004, aggregated $701,703 and $716,737, respectively.

The cost of investments owned on April 30, 2004, including short-term investments, for federal income tax purposes, was $2,154,789. Gross unrealized appreciation and depreciation of investments aggregated $290,103 and $116,622, respectively, resulting in net unrealized appreciation of $173,481.

OUR FAMILY
OF FUNDS

---------------------------------------------------------
Equity                   Balanced Fund
                         Classic Value Fund
                         Core Equity Fund
                         Focused Equity Fund
                         Growth Trends Fund
                         International Fund
                         Large Cap Equity Fund
                         Large Cap Growth Fund
                         Large Cap Select Fund
                         Mid Cap Growth Fund
                         Multi Cap Growth Fund
                         Small Cap Equity Fund
                         Small Cap Growth Fund
                         Sovereign Investors Fund
                         U.S. Global Leaders Growth Fund

---------------------------------------------------------
Sector                   Biotechnology Fund
                         Financial Industries Fund
                         Health Sciences Fund
                         Real Estate Fund
                         Regional Bank Fund
                         Technology Fund

---------------------------------------------------------
Income                   Bond Fund
                         Government Income Fund
                         High Income Fund
                         High Yield Fund
                         Investment Grade Bond Fund
                         Strategic Income Fund

---------------------------------------------------------
Tax-Free Income          California Tax-Free Income Fund
                         High Yield Municipal Bond Fund
                         Massachusetts Tax-Free Income Fund
                         New York Tax-Free Income Fund
                         Tax-Free Bond Fund

---------------------------------------------------------
Money Market             Money Market Fund
                         U.S. Government Cash Reserve

For more complete information on any John Hancock fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available
from John
Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery

FOR YOUR
INFORMATION

TRUSTEES

James F. Carlin
William H. Cunningham
Ronald R. Dion
Charles L. Ladner*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,
USMC (Ret.)
John P. Toolan*

*Members of the Audit Committee

OFFICERS

James A. Shepherdson
President and
Chief Executive Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service
representatives                   1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                          1-800-225-5291

On the Fund's Web site            www.jhfunds.com/proxy

On the SEC's Web site             www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information
of the shareholders of the John Hancock
Mid Cap Equity Fund.


810SA  4/04
       6/04

 ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend
nominees to the registrant's Board of Trustees.   A copy of the procedures is
filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds - Administration Committee Charter".

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter".

(c)(2) Contact person at the registrant.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Series Trust


By:
---------------------------------
James A. Shepherdson
President and Chief Executive Officer


Date:    June 24, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
---------------------------------
James A. Shepherdson
President and Chief Executive Officer


Date:    June 24, 2004


By:
---------------------------------
Richard A. Brown
Senior Vice President and Chief Financial Officer


Date:    June 24, 2004